UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund	8.11%	1.96%	9.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Balanced Fund, a class of the fund, on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities experienced turbulent swings during the 12 months ending October 31, 2012, but still managed a solid gain. Volatility peppered the past year, as several macroeconomic concerns weighed on investors, including the eurozone debt crisis, the strength of the U.S. economic recovery, and a slowdown in China's growth. But, stocks in the U.S. and overseas were generally resilient, gaining 8.96% for the 12 months, as measured by the MSCI® ACWI® (All Country World Index) Index, largely buttressed by accommodative monetary policy in the United States and Europe. Within the index, U.S. stocks fared best, advancing 15%. Asia-Pacific ex Japan also performed well, gaining roughly 10% on strong returns in Hong Kong and Singapore. Several European markets, most notably Germany (+11%) and Switzerland (+10%), benefited from optimism about the eurozone's ability to resolve its debt woes. However, continued weakness in peripheral Europe caused the region to lag the index overall. Japan, emerging markets and Canada each underperformed, with Japan suffering the most, falling by about 3%. A stronger U.S. dollar dampened results for foreign stocks overall. Global bond markets delivered positive, albeit more-muted returns, with the Barclays® Global Aggregate GDP Weighted Index gaining 4.54%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Global Balanced Fund: For the year, the fund's Retail Class shares gained 8.11%, versus 6.92% for the Fidelity Global Balanced Composite IndexSM - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. Strong security selection and positive overall asset allocation bolstered results. In particular, our choices among investment-grade bonds and beneficial overall positioning in European equities were the main drivers of the fund's performance. Within the investment-grade bond subportfolio, favorable picks among out-of-benchmark corporate bonds were key. As for European stocks, a combination of underweighting the sector, while making adroit stock choices among more-defensive consumer cyclicals and consumer discretionary names, boosted that subportfolio's return. From an asset-allocation perspective, modest, out-of-benchmark stakes in emerging-markets debt and high-yield bonds - via Fidelity central funds - were the biggest contributors, while an underweighting in global equities and an overweighting in investment-grade bonds proved moderately beneficial versus the index. On the downside, unfavorable positioning within the U.S. equity sleeve was the primary detractor.

Note to shareholders: Maria Nikishkova was named Co-Manager, replacing Leon Tucker, effective December 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 1,017.80	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.56%
Actual		$ 1,000.00	$ 1,016.10	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.91
Class B	2.10%
Actual		$ 1,000.00	$ 1,014.00	$ 10.63
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.63
Class C	2.12%
Actual		$ 1,000.00	$ 1,013.60	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Global Balanced	1.02%
Actual		$ 1,000.00	$ 1,019.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.18
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,019.50	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.4	54.0
Bonds	42.0	41.3
Other Investments	0.2	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	4.4
Top Five Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.6	1.5
American Tower Corp. (United States of America)	1.1	0.5
Amgen, Inc. (United States of America)	1.1	0.3
Pioneer Natural Resources Co. (United States of America)	1.0	0.8
Gilead Sciences, Inc. (United States of America)	1.0	0.2
	5.8
Top Five Bond Issuers as of October 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	12.0	11.3
U.S. Treasury Obligations	3.1	1.2
German Federal Republic	3.0	3.7
Italian Republic	2.9	2.2
Canadian Government	1.4	0.4
	22.4
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	18.9
Consumer Discretionary	10.0	11.7
Health Care	7.1	5.1
Energy	7.1	5.5
Industrials	6.4	6.6
Information Technology	6.0	9.9
Consumer Staples	5.9	6.0
Materials	3.4	4.0
Telecommunication Services	2.8	1.7
Utilities	1.8	1.7

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 53.1%
	Shares	Value
Australia - 1.6%
Acrux Ltd.	56,716	$ 190,752
AMP Ltd.	127,215	606,135
Australia & New Zealand Banking Group Ltd.	30,549	807,055
BHP Billiton Ltd.	33,362	1,181,197
Commonwealth Bank of Australia	22,952	1,375,912
Computershare Ltd.	61,180	551,884
CSL Ltd.	11,342	559,244
Goodman Group unit	60,971	280,379
Iluka Resources Ltd.	11,087	114,168
Macquarie Group Ltd.	12,848	425,446
Origin Energy Ltd.	25,604	301,929
QBE Insurance Group Ltd.	25,757	352,394
Spark Infrastructure Group unit	185,107	324,734
Suncorp-Metway Ltd.	65,586	639,967
Telstra Corp. Ltd.	127,467	547,793
WorleyParsons Ltd.	9,388	240,414
TOTAL AUSTRALIA		8,499,403
Bailiwick of Jersey - 0.5%
Experian PLC	60,600	1,046,388
Randgold Resources Ltd.	4,600	549,873
Shire PLC	16,957	476,824
Wolseley PLC	12,900	563,943
TOTAL BAILIWICK OF JERSEY		2,637,028
Belgium - 0.6%
Anheuser-Busch InBev SA NV	29,400	2,458,756
KBC Groupe SA	17,855	419,115
UCB SA	3,200	186,646
TOTAL BELGIUM		3,064,517
Bermuda - 0.1%
Jardine Strategic Holdings Ltd.	4,000	145,600
Li & Fung Ltd.	128,000	214,708
Pacific Basin Shipping Ltd.	486,000	260,243
TOTAL BERMUDA		620,551
Canada - 3.4%
Agnico-Eagle Mines Ltd. (Canada)	3,200	180,674
Agrium, Inc.	4,000	421,247
Alamos Gold, Inc.	700	13,702
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,500	270,168
Athabasca Oil Corp. (a)	5,200	62,947
Common Stocks - continued
	Shares	Value
Canada - continued
Bank of Montreal (e)	7,100	$ 419,566
Bank of Nova Scotia	8,300	450,839
Barrick Gold Corp.	8,600	347,789
Baytex Energy Corp.	2,900	131,970
BCE, Inc.	7,100	310,374
Boardwalk (REIT)	2,400	154,441
Brookfield Asset Management, Inc. Class A	5,200	179,000
Brookfield Properties Corp.	5,300	81,616
Calfrac Well Services Ltd.	500	11,469
Cameco Corp.	5,000	96,971
Canadian Imperial Bank of Commerce	1,800	141,585
Canadian National Railway Co.	5,100	440,374
Canadian Natural Resources Ltd.	13,400	403,845
Canadian Oil Sands Ltd.	6,600	140,095
Canadian Pacific	35,100	3,229,024
Catamaran Corp. (a)	24,180	1,135,461
Celtic Exploration Ltd. (a)	700	18,279
Cenovus Energy, Inc.	11,500	405,652
CGI Group, Inc. Class A (sub. vtg.) (a)	9,900	259,011
CI Financial Corp.	3,300	77,118
Copper Mountain Mining Corp. (a)	12,400	50,159
Corus Entertainment, Inc. Class B (non-vtg.)	1,900	43,013
Crescent Point Energy Corp.	5,400	224,380
Dollarama, Inc.	3,860	243,832
Eldorado Gold Corp.	15,050	222,416
Enbridge, Inc.	9,300	370,045
Finning International, Inc.	3,100	72,786
First Quantum Minerals Ltd.	5,600	125,877
Fortis, Inc.	100	3,381
Goldcorp, Inc.	13,900	628,370
IGM Financial, Inc.	500	19,840
Imperial Oil Ltd.	2,300	101,764
Intact Financial Corp.	3,250	199,312
Keyera Corp.	823	39,949
Manitoba Telecom Services, Inc.	2,100	70,501
Manulife Financial Corp.	6,500	80,310
MEG Energy Corp. (a)	1,800	65,746
Metro, Inc. Class A (sub. vtg.)	2,000	117,987
National Bank of Canada	2,200	170,009
Open Text Corp. (a)	1,800	96,745
Pacific Rubiales Energy Corp.	2,900	68,206
Pembina Pipeline Corp.	2,300	64,319
Common Stocks - continued
	Shares	Value
Canada - continued
Penn West Petroleum Ltd.	4,900	$ 63,633
PetroBakken Energy Ltd. Class A	7,700	97,219
Precision Drilling Corp. (a)	2,600	18,613
Progressive Waste Solution Ltd.	900	17,419
Quebecor, Inc. Class B (sub. vtg.)	1,200	41,860
RioCan (REIT)	4,800	130,916
Rogers Communications, Inc. Class B (non-vtg.)	6,750	296,290
Royal Bank of Canada	17,100	974,893
Silver Wheaton Corp.	3,300	132,991
Sun Life Financial, Inc.	7,800	193,448
Suncor Energy, Inc.	26,772	898,521
Talisman Energy, Inc.	10,300	116,742
TELUS Corp.	4,000	259,685
The Toronto-Dominion Bank	11,300	919,048
Tim Hortons, Inc. (Canada)	1,500	74,463
Tourmaline Oil Corp. (a)	2,400	79,299
TransCanada Corp.	7,300	328,692
Trican Well Service Ltd.	2,300	27,450
Trinidad Drilling Ltd.	1,300	8,617
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,400	413,437
Vermilion Energy, Inc.	1,600	76,496
Yamana Gold, Inc.	9,400	189,835
TOTAL CANADA		17,821,731
Cayman Islands - 0.1%
SouFun Holdings Ltd. ADR	14,500	262,015
Tencent Holdings Ltd.	13,000	459,610
TOTAL CAYMAN ISLANDS		721,625
Denmark - 0.2%
Novo Nordisk A/S Series B	7,475	1,198,358
Finland - 0.1%
Sampo OYJ (A Shares)	9,829	308,050
France - 1.5%
Arkema SA	4,600	419,387
Atos Origin SA	5,097	342,282
BNP Paribas SA	19,972	1,004,663
Carrefour SA	16,725	404,080
Christian Dior SA	3,100	445,001
Credit Agricole SA (a)	39,500	297,358
Dassault Systemes SA	3,400	358,238
Essilor International SA	5,125	462,005
Common Stocks - continued
	Shares	Value
France - continued
Eurofins Scientific SA	2,800	$ 432,966
PPR SA	4,800	843,949
Sanofi SA	25,250	2,217,644
Vivendi SA	28,836	589,971
TOTAL FRANCE		7,817,544
Germany - 1.1%
adidas AG	5,700	485,617
BASF AG	6,537	541,675
Bayer AG	14,100	1,227,945
Brenntag AG	3,200	403,320
Deutsche Boerse AG	6,000	324,763
Fresenius Medical Care AG & Co. KGaA	5,600	393,480
GSW Immobilien AG	9,600	395,004
HeidelbergCement Finance AG	10,100	535,296
KUKA AG (a)	5,500	164,890
SAP AG	11,482	837,302
Software AG (Bearer)	4,700	188,301
Wirecard AG	15,700	358,763
TOTAL GERMANY		5,856,356
Greece - 0.0%
Jumbo SA	26,400	174,514
Hong Kong - 0.5%
AIA Group Ltd.	168,600	667,869
BOC Hong Kong (Holdings) Ltd.	107,000	329,282
Lenovo Group Ltd.	160,000	128,619
SJM Holdings Ltd.	114,000	248,298
Sun Hung Kai Properties Ltd.	29,000	403,752
Techtronic Industries Co. Ltd.	148,500	282,819
Wharf Holdings Ltd.	97,000	663,976
TOTAL HONG KONG		2,724,615
Ireland - 0.6%
Accenture PLC Class A	10,000	674,100
Alkermes PLC (a)	26,000	481,780
Elan Corp. PLC (a)	43,300	471,240
Glanbia PLC	29,500	279,891
Ingersoll-Rand PLC	8,900	418,567
James Hardie Industries NV CDI	47,602	456,084
Common Stocks - continued
	Shares	Value
Ireland - continued
Trinity Biotech PLC sponsored ADR	11,000	$ 155,540
XL Group PLC Class A	7,000	173,180
TOTAL IRELAND		3,110,382
Israel - 0.0%
Sarin Technologies Ltd.	170,500	137,680
Italy - 0.5%
Brunello Cucinelli SpA	8,600	152,155
ENI SpA	48,500	1,116,030
Geox SpA (e)	93,500	266,376
Prada SpA	58,200	474,609
Prysmian SpA	22,200	427,014
Saipem SpA	7,203	323,592
TOTAL ITALY		2,759,776
Japan - 3.7%
Aeon Mall Co. Ltd.	16,500	428,053
Anritsu Corp.	9,000	112,965
Aozora Bank Ltd.	41,000	115,558
Asahi Kasei Corp.	121,000	665,401
Astellas Pharma, Inc.	9,200	456,946
Canon, Inc.	24,100	783,242
Chiyoda Co. Ltd.	9,300	266,080
Cosmos Pharmaceutical Corp.	1,100	108,443
CyberAgent, Inc.	70	139,947
Daito Trust Construction Co. Ltd.	6,000	605,787
Daiwa House Industry Co. Ltd.	19,000	287,749
Digital Garage, Inc. (e)	20	38,632
Don Quijote Co. Ltd.	8,400	330,928
East Japan Railway Co.	8,200	562,896
Exedy Corp.	11,300	219,121
GREE, Inc. (e)	16,400	285,968
Hitachi High-Technologies Corp.	5,300	115,985
Hitachi Transport System Ltd.	17,900	268,399
Honda Motor Co. Ltd.	18,300	550,157
Japan Tobacco, Inc.	14,500	400,689
JS Group Corp.	32,900	727,402
Kakaku.com, Inc.	5,500	188,432
Kao Corp.	29,700	834,115
KDDI Corp.	5,800	450,457
Kenedix Realty Investment Corp.	26	88,849
Kubota Corp.	20,000	204,434
Common Stocks - continued
	Shares	Value
Japan - continued
Kuraray Co. Ltd.	13,200	$ 153,281
Lawson, Inc.	4,500	330,891
Makita Corp.	1,800	71,139
Marubeni Corp.	43,000	278,479
Mitsubishi Gas Chemical Co., Inc.	69,000	340,549
Mitsubishi Heavy Industries Ltd.	123,000	517,700
Mitsubishi UFJ Financial Group, Inc.	72,900	329,797
Mitsui & Co. Ltd.	21,600	304,397
Mitsui Fudosan Co. Ltd.	19,000	383,903
Namco Bandai Holdings, Inc.	18,800	295,318
NGK Insulators Ltd.	23,000	256,420
NHK Spring Co. Ltd.	36,900	307,384
Nissan Motor Co. Ltd.	47,400	396,633
Nitto Boseki Co. Ltd.	15,000	49,230
Nitto Denko Corp.	9,600	435,325
NTT Urban Development Co.	110	90,530
ORIX Corp.	3,380	347,188
Pioneer Corp. (a)(e)	86,500	206,959
Rakuten, Inc.	23,200	208,663
Sega Sammy Holdings, Inc.	16,400	309,182
Shimadzu Corp.	22,000	147,989
Shin-Etsu Chemical Co., Ltd.	8,100	456,595
Shinsei Bank Ltd.	68,000	99,662
SMC Corp.	2,900	456,996
Softbank Corp.	10,300	326,044
Sony Financial Holdings, Inc.	17,800	317,515
Stanley Electric Co. Ltd.	11,500	158,462
Sumitomo Chemical Co. Ltd.	213,000	597,670
Sumitomo Mitsui Financial Group, Inc.	26,100	797,538
Sumitomo Realty & Development Co. Ltd.	14,000	386,521
Sundrug Co. Ltd.	12,800	471,241
Terumo Corp.	3,900	168,057
Toray Industries, Inc.	41,000	239,334
Toyo Engineering Corp.	19,000	78,542
Universal Entertainment Corp.	2,600	55,921
Yamato Kogyo Co. Ltd.	2,400	67,373
TOTAL JAPAN		19,675,063
Netherlands - 0.7%
Aalberts Industries NV	12,100	219,568
AEGON NV	83,500	466,987
ASML Holding NV (Netherlands)	4,700	258,370
Common Stocks - continued
	Shares	Value
Netherlands - continued
D.E. Master Blenders 1753 NV (a)	46,400	$ 567,073
Heineken NV (Bearer)	6,400	394,569
Koninklijke Philips Electronics NV	18,300	458,343
LyondellBasell Industries NV Class A	8,700	464,493
NXP Semiconductors NV (a)	11,100	269,286
Randstad Holding NV	9,100	297,056
TOTAL NETHERLANDS		3,395,745
New Zealand - 0.0%
Fletcher Building Ltd.	21,674	125,543
Norway - 0.1%
DnB NOR ASA	28,800	359,665
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	41,280	318,809
Singapore - 0.2%
DBS Group Holdings Ltd.	6,000	68,372
Ezra Holdings Ltd.	150,000	137,113
Great Eastern Holdings Ltd.	8,000	105,591
Keppel Corp. Ltd.	61,100	533,961
TOTAL SINGAPORE		845,037
South Africa - 0.1%
Naspers Ltd. Class N	3,600	233,717
Spain - 0.9%
Amadeus IT Holding SA Class A	11,600	287,175
Banco Bilbao Vizcaya Argentaria SA	120,650	1,008,146
Distribuidora Internacional de Alimentacion SA	32,700	197,934
Grifols SA (a)	12,900	447,436
Grifols SA ADR	15,850	398,786
Inditex SA	8,685	1,108,145
Repsol YPF SA	35,300	705,528
Telefonica SA	54,976	725,617
TOTAL SPAIN		4,878,767
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	17,178	581,414
Swedbank AB (A Shares)	35,346	655,454
Swedish Match Co. AB	14,600	497,460
TOTAL SWEDEN		1,734,328
Switzerland - 1.5%
ACE Ltd.	14,000	1,101,100
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd.	5,016	$ 241,940
Adecco SA (Reg.)	5,743	277,746
Credit Suisse Group	9,881	229,786
Credit Suisse Group sponsored ADR	4,800	112,032
Nestle SA	41,069	2,606,226
Schindler Holding AG (participation certificate)	4,473	589,324
Syngenta AG (Switzerland)	1,930	752,487
UBS AG	73,436	1,101,804
UBS AG (NY Shares)	50,000	751,000
TOTAL SWITZERLAND		7,763,445
United Kingdom - 5.1%
Antofagasta PLC	17,900	363,099
ASOS PLC (a)	4,500	163,755
Barclays PLC	225,620	834,283
Barratt Developments PLC (a)	263,300	805,611
Bellway PLC	34,900	569,394
BG Group PLC	28,182	521,868
BHP Billiton PLC	36,439	1,167,916
British American Tobacco PLC (United Kingdom)	27,300	1,354,069
British Land Co. PLC	64,376	549,042
Ensco PLC Class A	6,600	381,612
Filtrona PLC	58,700	542,786
Hilton Food Group PLC	40,200	180,184
HSBC Holdings PLC (United Kingdom)	229,600	2,263,693
Intertek Group PLC	7,700	350,285
Kingfisher PLC	98,200	458,771
Lloyds Banking Group PLC (a)	452,900	298,236
Meggitt PLC	96,600	601,729
Michael Page International PLC	73,800	429,217
Next PLC	11,900	684,801
Old Mutual PLC	186,112	516,582
Persimmon PLC	50,300	645,314
Prudential PLC	54,363	746,600
Reckitt Benckiser Group PLC	16,200	980,353
Redrow PLC (a)	204,400	520,504
Rightmove PLC	5,500	142,986
Rolls-Royce Group PLC	55,961	771,674
Rolls-Royce Group PLC Class C	4,253,036	6,863
Royal Dutch Shell PLC Class A (United Kingdom)	74,194	2,545,800
SABMiller PLC	21,600	925,279
Serco Group PLC	24,078	220,119
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	24,919	$ 588,518
Taylor Wimpey PLC	1,113,900	1,098,307
Ted Baker PLC	28,400	434,473
Tesco PLC	114,000	588,420
Unilever PLC	39,800	1,484,667
Vodafone Group PLC	576,400	1,565,292
Whitbread PLC	13,612	516,210
TOTAL UNITED KINGDOM		26,818,312
United States of America - 29.6%
Abbott Laboratories	41,000	2,686,320
American International Group, Inc. (a)	92,000	3,213,560
American Tower Corp.	76,000	5,722,040
Amgen, Inc.	65,000	5,625,425
Apple, Inc.	8,500	5,058,350
Beam, Inc.	16,100	894,516
Berkshire Hathaway, Inc. Class B (a)	30,000	2,590,500
Cabela's, Inc. Class A (a)	76,000	3,405,560
Cabot Oil & Gas Corp.	84,000	3,946,320
Capital One Financial Corp.	50,000	3,008,500
Citigroup, Inc.	95,000	3,552,050
Clean Harbors, Inc. (a)	4,000	233,400
Comcast Corp. Class A	119,000	4,463,690
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,000	565,440
Crown Castle International Corp. (a)	14,000	934,500
Discover Financial Services	57,400	2,353,400
Discovery Communications, Inc. (a)	71,000	4,190,420
DISH Network Corp. Class A	15,000	534,450
Eastman Chemical Co.	3,000	177,720
eBay, Inc. (a)	92,000	4,442,680
Estee Lauder Companies, Inc. Class A	30,300	1,867,086
Facebook, Inc. Class A	21,000	443,415
Foot Locker, Inc.	21,000	703,500
Freeport-McMoRan Copper & Gold, Inc.	37,000	1,438,560
G-III Apparel Group Ltd. (a)	17,000	628,320
General Electric Co.	236,600	4,982,796
Georgia Gulf Corp.	11,200	396,368
Gilead Sciences, Inc. (a)	81,300	5,460,108
GNC Holdings, Inc.	32,000	1,237,440
Home Depot, Inc.	39,000	2,393,820
International Paper Co.	28,000	1,003,240
J.B. Hunt Transport Services, Inc.	48,300	2,835,210
Common Stocks - continued
	Shares	Value
United States of America - continued
James River Coal Co. (a)(e)	101,000	$ 506,010
Johnson & Johnson	38,000	2,691,160
lululemon athletica, Inc. (a)	600	41,406
Lumber Liquidators Holdings, Inc. (a)	6,000	334,920
M&T Bank Corp.	26,000	2,706,600
Marathon Petroleum Corp.	20,000	1,098,600
MasterCard, Inc. Class A	18,500	8,527,205
McGraw-Hill Companies, Inc.	5,300	292,984
Medivation, Inc. (a)	13,000	664,560
Merck & Co., Inc.	43,000	1,962,090
Noble Energy, Inc.	26,100	2,479,761
Ocwen Financial Corp. (a)	24,000	925,680
Onyx Pharmaceuticals, Inc. (a)	28,000	2,194,080
Palo Alto Networks, Inc.	1,600	87,968
Peabody Energy Corp.	62,000	1,729,800
Pfizer, Inc.	103,000	2,561,610
Phillips 66	101,000	4,763,160
Pioneer Natural Resources Co.	52,100	5,504,365
Prestige Brands Holdings, Inc. (a)	83,000	1,443,370
PulteGroup, Inc. (a)	109,000	1,890,060
PVH Corp.	14,000	1,539,860
Ralph Lauren Corp.	3,000	461,070
Realogy Holdings Corp.	24,800	881,392
salesforce.com, Inc. (a)	25,100	3,664,098
SBA Communications Corp. Class A (a)	16,000	1,066,080
Sempra Energy	21,700	1,513,575
Sirius XM Radio, Inc. (a)	118,000	330,400
The Cooper Companies, Inc.	8,000	767,840
The Travelers Companies, Inc.	20,000	1,418,800
Theravance, Inc. (a)	6,800	153,068
TJX Companies, Inc.	63,200	2,631,016
Toll Brothers, Inc. (a)	34,000	1,122,340
Under Armour, Inc. Class A (sub. vtg.) (a)	20,200	1,055,652
Union Pacific Corp.	34,800	4,281,444
United Rentals, Inc. (a)	22,000	894,520
Urban Outfitters, Inc. (a)	18,000	643,680
USG Corp. (a)	19,000	507,490
Visa, Inc. Class A	13,700	1,901,012
Wal-Mart Stores, Inc.	63,000	4,726,260
Wells Fargo & Co.	64,000	2,156,160
Whirlpool Corp.	4,000	390,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Workday, Inc.	7,800	$ 378,300
Yum! Brands, Inc.	4,100	287,451
TOTAL UNITED STATES OF AMERICA		156,166,321
TOTAL COMMON STOCKS (Cost $247,796,937)		279,766,882
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	6,600	438,166
ProSiebenSat.1 Media AG	11,800	328,833
Volkswagen AG	3,000	620,597
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $881,288)		1,387,596
Nonconvertible Bonds - 12.1%
		Principal Amount (d)
Australia - 0.2%
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		$ 250,000	343,244
Westpac Banking Corp. 4.875% 11/19/19		600,000	692,977
TOTAL AUSTRALIA			1,036,221
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	627,298
Belgium - 0.2%
Anheuser-Busch InBev SA NV 2.875% 9/25/24	EUR	850,000	1,130,361
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	441,220
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,761
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	191,820	307,824
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	265,387
6.875% 3/14/26	GBP	150,000	301,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 197,130
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,659
TOTAL CAYMAN ISLANDS			1,287,973
France - 0.8%
Arkema SA 3.85% 4/30/20	EUR	300,000	416,565
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	622,421
BNP Paribas 2.375% 9/14/17		400,000	402,766
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	524,773
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	340,591
Credit Logement SA 1.402% (g)(h)	EUR	250,000	169,820
EDF SA 4.625% 9/11/24	EUR	150,000	224,268
Eutelsat SA 5% 1/14/19	EUR	300,000	451,867
Iliad SA 4.875% 6/1/16	EUR	500,000	693,833
Societe Generale SCF 4% 7/7/16	EUR	450,000	647,201
TOTAL FRANCE			4,494,105
Germany - 0.3%
FMS Wertmanagement AoeR 1% 7/18/17 (Reg. S)	EUR	1,100,000	1,430,886
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	429,718
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,803
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	315,511
Italy - 0.5%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	800,000	1,108,084
Intesa Sanpaolo SpA:
4.875% 7/10/15	EUR	300,000	402,154
6.375% 11/12/17 (h)	GBP	150,000	232,356
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	390,033
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,870
TOTAL ITALY			2,405,497
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	485,019
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	559,398
TOTAL JAPAN			1,044,417
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - 0.4%
Export-Import Bank of Korea:
5% 4/11/22		$ 200,000	$ 235,180
5.875% 1/14/15		500,000	548,858
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,339
Korea Resources Corp. 4.125% 5/19/15		610,000	644,341
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	482,022
5% 9/30/14 (Reg. S)		200,000	213,724
TOTAL KOREA (SOUTH)			2,327,464
Luxembourg - 0.5%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	207,799
Gazprom International SA 7.201% 2/1/20		143,947	161,221
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	553,249
5.25% 3/22/17	EUR	250,000	360,087
7.125% 4/23/15	EUR	150,000	219,861
SB Capital SA 5.125% 10/29/22 (Reg. S)		600,000	598,500
Tyco Electronics Group SA 3.5% 2/3/22		300,000	312,071
TOTAL LUXEMBOURG			2,412,788
Mexico - 0.2%
America Movil SAB de CV:
3% 7/12/21	EUR	275,000	366,304
5% 3/30/20		400,000	470,204
TOTAL MEXICO			836,508
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,036,278
Netherlands - 0.8%
Alliander NV 2.875% 6/14/24	EUR	250,000	333,076
EDP Finance BV 5.75% 9/21/17	EUR	250,000	331,328
Heineken NV:
1.4% 10/1/17 (f)		550,000	552,239
2.75% 4/1/23 (f)		200,000	201,844
HIT Finance BV 5.75% 3/9/18	EUR	400,000	559,004
ING Verzekeringen NV 2.088% 6/21/21 (h)	EUR	850,000	1,069,006
Linde Finance BV 3.875% 6/1/21	EUR	500,000	743,919
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,825
TOTAL NETHERLANDS			4,204,241
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.2%
Eksportfinans ASA 2% 9/15/15		$ 850,000	$ 807,500
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	424,015
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	284,676
TOTAL SINGAPORE			708,691
Spain - 0.3%
BBVA US Senior SAU 4.664% 10/9/15		500,000	504,902
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	145,817
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	155,162
Telefonica Emisiones SAU:
4.71% 1/20/20	EUR	200,000	263,050
5.811% 9/5/17	EUR	300,000	427,526
TOTAL SPAIN			1,496,457
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	256,194
United Kingdom - 2.3%
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	566,366
5.25% 2/16/29	GBP	550,000	1,066,002
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	995,785
6.75% 1/16/23 (h)	GBP	300,000	504,508
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	216,763
8.125% 11/15/13		200,000	214,200
Centrica PLC:
4.25% 9/12/44	GBP	250,000	393,535
4.375% 3/13/29	GBP	350,000	609,995
Direct Line Insurance Grup PLC 9.25% 4/27/42 (h)	GBP	100,000	177,513
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	179,880
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	322,083
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	188,957
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	435,100
4.75% 11/23/18	GBP	300,000	543,644
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,960
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	672,312
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	216,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	$ 187,618
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	182,209
7.125% 12/1/37 (f)		200,000	222,408
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	456,989
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	428,936
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	957,919
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	625,586
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,429
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	281,395
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	284,818
William Hill PLC 7.125% 11/11/16	GBP	150,000	265,058
TOTAL UNITED KINGDOM			11,957,654
United States of America - 4.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	500,920
9.25% 8/6/19		204,000	287,692
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	377,211
American Tower Corp. 4.7% 3/15/22		450,000	496,626
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	490,911
3.9% 2/15/22 (f)		1,110,000	1,212,156
AT&T, Inc.:
4.875% 6/1/44	GBP	200,000	347,936
5.55% 8/15/41		300,000	380,735
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	531,875
Citigroup, Inc.:
4.25% 2/25/30	EUR	600,000	662,009
4.5% 1/14/22		150,000	165,441
Comcast Corp. 6.55% 7/1/39		350,000	469,958
Credit Suisse New York Branch 5% 5/15/13		400,000	409,607
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.375% 9/14/29	GBP	400,000	648,611
5.15% 3/15/42		550,000	573,713
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	290,593
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	282,625
General Electric Co.:
4.125% 10/9/42		200,000	208,916
5.25% 12/6/17		550,000	651,399
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	323,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
John Deere Capital Corp. 2.8% 1/27/23		$ 600,000	$ 622,849
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	400,000	524,958
Marathon Oil Corp. 2.8% 11/1/22		350,000	352,446
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	565,978
NBCUniversal Media LLC 4.375% 4/1/21		500,000	571,971
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	132,997
2.875% 5/30/24	EUR	150,000	199,739
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	135,520
PPL Energy Supply LLC 6.5% 5/1/18		160,000	189,712
Procter & Gamble Co.:
1.45% 8/15/16		350,000	358,791
2% 8/16/22 (Reg. S)	EUR	250,000	320,623
Qwest Corp. 6.75% 12/1/21		650,000	776,766
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,570
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	188,525
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	419,150
3.75% 1/15/22 (f)		200,000	219,761
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	313,857
The Coca-Cola Co. 3.3% 9/1/21		350,000	389,681
The Dow Chemical Co. 4.125% 11/15/21		950,000	1,037,481
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	557,311
5.5% 9/1/41		400,000	465,502
Tyco Flow Control International Finance SA 1.875% 9/15/17 (f)		150,000	150,404
U.S. Bancorp 3% 3/15/22		500,000	529,603
UBS AG 7.625% 8/17/22		700,000	754,255
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	154,011
Ventas Realty LP 4.25% 3/1/22		225,000	241,311
Verizon Communications, Inc. 4.75% 11/1/41		250,000	288,997
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	673,621
Wells Fargo & Co.:
2.625% 8/16/22	EUR	550,000	722,954
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 450,000	$ 488,363
Xerox Corp. 2.95% 3/15/17		150,000	154,500
TOTAL UNITED STATES OF AMERICA			22,280,983
TOTAL NONCONVERTIBLE BONDS (Cost $59,303,621)			64,018,529
Government Obligations - 25.1%

Canada - 1.4%
Canadian Government 3.25% 6/1/21	CAD	6,450,000	7,265,977
Germany - 3.0%
German Federal Republic:
0% 6/13/14	EUR	2,250,000	2,915,404
0.5% 4/7/17	EUR	150,000	195,389
1.75% 10/9/15	EUR	700,000	950,593
1.75% 7/4/22	EUR	600,000	799,185
3.25% 7/4/21	EUR	1,400,000	2,111,099
4% 1/4/18	EUR	700,000	1,066,582
4.75% 7/4/40	EUR	3,000,000	5,856,706
5.5% 1/4/31	EUR	200,000	388,726
5.625% 1/4/28	EUR	910,000	1,737,457
TOTAL GERMANY			16,021,141
Italy - 2.9%
Italian Republic:
Inflation-Indexed Bond:
2.1% 9/15/16	EUR	893,172	1,154,510
2.1% 9/15/21	EUR	1,807,814	2,122,561
4.75% 9/1/21	EUR	9,250,000	12,147,647
TOTAL ITALY			15,424,718
Japan - 13.6%
Japan Government:
0.2% 2/15/13	JPY	689,550,000	8,639,656
1.3% 3/20/15	JPY	740,000,000	9,532,318
1.3% 6/20/20	JPY	1,556,000,000	20,667,032
1.7% 12/20/16	JPY	345,000,000	4,596,607
1.7% 9/20/17	JPY	511,000,000	6,868,351
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 6/20/16	JPY	469,250,000	$ 6,254,080
1.9% 3/20/29	JPY	966,500,000	12,884,899
2% 9/20/40	JPY	181,000,000	2,309,554
TOTAL JAPAN			71,752,497
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,704,204
New Zealand - 0.4%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	2,280,000	1,928,207
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,811,326
United States of America - 3.1%
U.S. Treasury Bonds 3.125% 11/15/41		2,850,000	3,013,875
U.S. Treasury Notes:
0.625% 9/30/17		3,750,000	3,735,060
0.875% 4/30/17		3,000,000	3,030,234
1% 3/31/17		1,100,000	1,117,532
1.625% 8/15/22		1,525,000	1,514,993
2% 2/15/22		3,925,000	4,060,228
TOTAL UNITED STATES OF AMERICA			16,471,922
TOTAL GOVERNMENT OBLIGATIONS (Cost $121,133,646)			132,379,992
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 0.515% 2/25/15 (h)	EUR	100,000	128,484
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	240,967	449,441
TOTAL ASSET-BACKED SECURITIES (Cost $529,353)			577,925
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (d)	Value
Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8345% 5/17/60 (h)		$ 300,000	$ 302,800
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2078% 10/18/54 (h)	GBP	269,527	441,598
Granite Master Issuer PLC Series 2005-1 Class A5, 0.29% 12/20/54 (h)	EUR	187,319	238,788
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.7403% 10/15/54 (h)		345,742	349,316
Storm BV:
Series 2010-1 Class A2, 1.233% 3/22/52 (h)	EUR	500,000	654,573
Series 2011-4 Class A1, 1.658% 10/22/53 (h)	EUR	170,986	221,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,223,675)			2,208,314
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.569% 8/18/17 (h)	EUR	147,981	178,506
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (h)	EUR	148,764	189,273
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0034% 4/19/21 (h)	GBP	150,000	216,646
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (h)	GBP	95,149	151,782
TOTAL UNITED KINGDOM			368,428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $736,901)			736,207
Fixed-Income Funds - 4.6%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,240,506	13,720,001
Fidelity High Income Central Fund 1 (i)	102,530	10,417,086
TOTAL FIXED-INCOME FUNDS (Cost $22,218,989)		24,137,087
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 325,210
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	22,686,168	22,686,168
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,127,834	1,127,834
TOTAL MONEY MARKET FUNDS (Cost $23,814,002)		23,814,002
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $479,007,411)		529,351,744
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,036,796)
NET ASSETS - 100%		$ 527,314,948
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,820,180 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,737
Fidelity Emerging Markets Debt Central Fund	1,233,994
Fidelity High Income Central Fund 1	767,275
Fidelity Securities Lending Cash Central Fund	59,148
Total	$ 2,089,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 2,336,136	$ 16,506,717	$ 13,720,001	12.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	9,770,359	6,203,930	10,417,086	1.9%
Total	$ 44,573,816	$ 12,106,495	$ 34,498,623	$ 24,137,087
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,365,726	$ 44,815,569	$ 550,157	$ -
Consumer Staples	24,949,167	19,651,675	5,297,492	-
Energy	30,541,630	26,879,800	3,661,830	-
Financials	58,230,464	50,153,594	8,076,870	-
Health Care	36,482,748	31,725,202	4,757,546	-
Industrials	29,594,027	29,135,684	458,343	-
Information Technology	31,507,942	29,629,028	1,878,914	-
Materials	15,498,480	11,847,007	3,651,473	-
Telecommunication Services	7,142,604	4,851,695	2,290,909	-
Utilities	1,841,690	1,841,690	-	-
Corporate Bonds	64,018,529	-	64,018,529	-
Government Obligations	132,379,992	-	132,379,992	-
Asset-Backed Securities	577,925	-	577,925	-
Collateralized Mortgage Obligations	2,208,314	-	2,208,314	-
Commercial Mortgage Securities	736,207	-	736,207	-
Fixed-Income Funds	24,137,087	24,137,087	-	-
Preferred Securities	325,210	-	325,210	-
Money Market Funds	23,814,002	23,814,002	-	-
Total Investments in Securities:	$ 529,351,744	$ 298,482,033	$ 230,869,711	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 25,118,006
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA,AA,A	24.7%
BBB	10.1%
BB	1.6%
B	1.6%
CCC,CC,C	0.5%
Not Rated	0.6%
Equities	53.4%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $1,072,106) - See accompanying schedule: Unaffiliated issuers (cost $432,974,420)	$ 481,400,655
Fidelity Central Funds (cost $46,032,991)	47,951,089
Total Investments (cost $479,007,411)		$ 529,351,744
Foreign currency held at value (cost $1,119,851)		1,120,015
Receivable for investments sold		5,271,189
Receivable for fund shares sold		541,054
Dividends receivable		434,213
Interest receivable		1,690,481
Distributions receivable from Fidelity Central Funds		11,415
Other receivables		15,543
Total assets		538,435,654

Liabilities
Payable to custodian bank	$ 490,639
Payable for investments purchased	5,562,629
Payable for fund shares redeemed	3,386,409
Accrued management fee	314,053
Distribution and service plan fees payable	24,905
Other affiliated payables	114,470
Other payables and accrued expenses	99,767
Collateral on securities loaned, at value	1,127,834
Total liabilities		11,120,706

Net Assets		$ 527,314,948
Net Assets consist of:
Paid in capital		$ 466,499,666
Undistributed net investment income		5,608,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,857,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,349,412
Net Assets		$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,714,448 ÷ 1,139,222 shares)	$ 23.45

Maximum offering price per share (100/94.25 of $23.45)	$ 24.88
Class T: Net Asset Value and redemption price per share ($13,654,336 ÷ 585,427 shares)	$ 23.32

Maximum offering price per share (100/96.50 of $23.32)	$ 24.17
Class B: Net Asset Value and offering price per share ($2,425,691 ÷ 104,486 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($13,796,760 ÷ 597,601 shares)A	$ 23.09

Global Balanced: Net Asset Value, offering price and redemption price per share ($468,757,583 ÷ 19,846,479 shares)	$ 23.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,966,130 ÷ 83,393 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 5,780,967
Interest		5,613,699
Income from Fidelity Central Funds		2,089,154
Income before foreign taxes withheld		13,483,820
Less foreign taxes withheld		(281,948)
Total income		13,201,872

Expenses
Management fee	$ 3,727,969
Transfer agent fees	1,121,914
Distribution and service plan fees	271,671
Accounting and security lending fees	270,440
Custodian fees and expenses	169,561
Independent trustees' compensation	1,951
Registration fees	95,421
Audit	81,338
Legal	3,267
Miscellaneous	5,591
Total expenses before reductions	5,749,123
Expense reductions	(48,927)	5,700,196
Net investment income (loss)		7,501,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,854,540
Fidelity Central Funds	3,916,800
Foreign currency transactions	(245,225)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		24,627,271
Change in net unrealized appreciation (depreciation) on: Investment securities	7,753,988
Assets and liabilities in foreign currencies	121,005
Total change in net unrealized appreciation (depreciation)		7,874,993
Net gain (loss)		32,502,264
Net increase (decrease) in net assets resulting from operations		$ 40,003,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,501,676	$ 7,224,068
Net realized gain (loss)	24,627,271	39,788,338
Change in net unrealized appreciation (depreciation)	7,874,993	(35,693,976)
Net increase (decrease) in net assets resulting from operations	40,003,940	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(70,009,704)	(4,897,733)
Redemption fees	8,000	19,178
Total increase (decrease) in net assets	(37,764,567)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $5,608,248 and undistributed net investment income of $5,026,105, respectively)	$ 527,314,948	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.41	.22	2.43	4.39
Total from investment operations	1.68	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.41	.22	2.42	4.37
Total from investment operations	1.62	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.41	.23	2.41	4.35
Total from investment operations	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.41	.22	2.40	4.36
Total from investment operations	1.50	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) B	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.33)	(.32)	(.30) G	(.55)	(2.16)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return A	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets C,E
Expenses before reductions	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate D	157%	197%	178%	252%	264%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.43	.21	2.44	4.35
Total from investment operations	1.76	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,053,556
Gross unrealized depreciation	(6,127,675)
Net unrealized appreciation (depreciation) on securities and other investments	$ 48,925,881

Tax Cost	$ 480,425,863

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,315,356
Undistributed long-term capital gain	$ 6,569,121
Net unrealized appreciation (depreciation)	$ 48,930,960

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 7,766,803	$ 8,323,777

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $733,566,608 and $800,794,130, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59,018	$ 1,798
Class T	.25%	.25%	63,810	985
Class B	.75%	.25%	24,086	18,141
Class C	.75%	.25%	124,757	52,394
			$ 271,671	$ 73,318

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,670
Class T	5,491
Class B*	4,810
Class C*	5,660
$ 41,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 60,667.26
Class T	31,841.25
Class B	7,124.30
Class C	37,596.30
Global Balanced	980,570.21
Institutional Class	4,116.21
	$ 1,121,914

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $59,148, including $1,170 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,927 for the period.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,456	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,338	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	429,393	589,852	$ 9,630,018	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(246,721)	(158,326)	(5,509,325)	(3,520,934)
Net increase (decrease)	194,363	437,752	$ 4,371,123	$ 9,932,990
Class T
Shares sold	257,238	308,037	$ 5,661,128	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(148,499)	(83,961)	(3,309,966)	(1,863,419)
Net increase (decrease)	113,746	226,623	$ 2,458,063	$ 5,102,050
Class B
Shares sold	12,958	27,998	$ 280,676	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(18,563)	(20,319)	(409,711)	(455,688)
Net increase (decrease)	(5,244)	8,284	$ (121,327)	$ 189,254

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class C
Shares sold	282,746	303,365	$ 6,184,980	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(129,408)	(116,357)	(2,874,652)	(2,583,426)
Net increase (decrease)	156,004	189,296	$ 3,366,946	$ 4,210,311
Global Balanced
Shares sold	3,839,579	7,688,422	$ 85,808,068	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(7,786,873)	(9,221,582)	(173,430,973)	(206,542,789)
Net increase (decrease)	(3,626,943)	(1,184,532)	$ (80,728,950)	$ (24,950,947)
Institutional Class
Shares sold	104,670	48,248	$ 2,281,441	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(73,978)	(21,184)	(1,655,558)	(477,601)
Net increase (decrease)	31,556	27,240	$ 644,441	$ 618,609

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director ofFMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice Presidentof FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/17/12	12/14/12	$0.301	$0.290

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $7,098,547, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Global Balanced Fund designates 14% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Global Balanced Fund designates 66% of dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/12/2011	$0.302	$0.0134

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 33% means that 67% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board also considered that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GBL-UANN-1212
1.848649.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	1.54%	0.53%	8.35%
Class T (incl. 3.50% sales charge)B	3.70%	0.84%	8.52%
Class B (incl. contingent deferred sales charge) C	1.92%	0.81%	8.69%
Class C (incl. contingent deferred sales charge) D	5.94%	1.17%	8.69%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class A on October 31, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities experienced turbulent swings during the 12 months ending October 31, 2012, but still managed a solid gain. Volatility peppered the past year, as several macroeconomic concerns weighed on investors, including the eurozone debt crisis, the strength of the U.S. economic recovery, and a slowdown in China's growth. But, stocks in the U.S. and overseas were generally resilient, gaining 8.96% for the 12 months, as measured by the MSCI® ACWI® (All Country World Index) Index, largely buttressed by accommodative monetary policy in the United States and Europe. Within the index, U.S. stocks fared best, advancing 15%. Asia-Pacific ex Japan also performed well, gaining roughly 10% on strong returns in Hong Kong and Singapore. Several European markets, most notably Germany (+11%) and Switzerland (+10%), benefited from optimism about the eurozone's ability to resolve its debt woes. However, continued weakness in peripheral Europe caused the region to lag the index overall. Japan, emerging markets and Canada each underperformed, with Japan suffering the most, falling by about 3%. A stronger U.S. dollar dampened results for foreign stocks overall. Global bond markets delivered positive, albeit more-muted returns, with the Barclays® Global Aggregate GDP Weighted Index gaining 4.54%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares advanced 7.74%, 7.46%, 6.92% and 6.94%, respectively (excluding sales charges), versus 6.92% for the Fidelity Global Balanced Composite IndexSM - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. Strong security selection and positive overall asset allocation bolstered results. In particular, our choices among investment-grade bonds and beneficial overall positioning in European equities were the main drivers of the fund's performance. Within the investment-grade bond subportfolio, favorable picks among out-of-benchmark corporate bonds were key. As for European stocks, a combination of underweighting the sector, while making adroit stock choices among more-defensive consumer cyclicals and consumer discretionary names, boosted that subportfolio's return. From an asset-allocation perspective, modest, out-of-benchmark stakes in emerging-markets debt and high-yield bonds - via Fidelity central funds - were the biggest contributors, while an underweighting in global equities and an overweighting in investment-grade bonds proved moderately beneficial versus the index. On the downside, unfavorable positioning within the U.S. equity sleeve was the primary detractor.

Annual Report

Note to shareholders: Maria Nikishkova was named Co-Manager, replacing Leon Tucker, effective December 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 1,017.80	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.56%
Actual		$ 1,000.00	$ 1,016.10	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.91
Class B	2.10%
Actual		$ 1,000.00	$ 1,014.00	$ 10.63
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.63
Class C	2.12%
Actual		$ 1,000.00	$ 1,013.60	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Global Balanced	1.02%
Actual		$ 1,000.00	$ 1,019.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.18
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,019.50	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.4	54.0
Bonds	42.0	41.3
Other Investments	0.2	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	4.4
Top Five Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.6	1.5
American Tower Corp. (United States of America)	1.1	0.5
Amgen, Inc. (United States of America)	1.1	0.3
Pioneer Natural Resources Co. (United States of America)	1.0	0.8
Gilead Sciences, Inc. (United States of America)	1.0	0.2
	5.8
Top Five Bond Issuers as of October 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	12.0	11.3
U.S. Treasury Obligations	3.1	1.2
German Federal Republic	3.0	3.7
Italian Republic	2.9	2.2
Canadian Government	1.4	0.4
	22.4
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	18.9
Consumer Discretionary	10.0	11.7
Health Care	7.1	5.1
Energy	7.1	5.5
Industrials	6.4	6.6
Information Technology	6.0	9.9
Consumer Staples	5.9	6.0
Materials	3.4	4.0
Telecommunication Services	2.8	1.7
Utilities	1.8	1.7

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 53.1%
	Shares	Value
Australia - 1.6%
Acrux Ltd.	56,716	$ 190,752
AMP Ltd.	127,215	606,135
Australia & New Zealand Banking Group Ltd.	30,549	807,055
BHP Billiton Ltd.	33,362	1,181,197
Commonwealth Bank of Australia	22,952	1,375,912
Computershare Ltd.	61,180	551,884
CSL Ltd.	11,342	559,244
Goodman Group unit	60,971	280,379
Iluka Resources Ltd.	11,087	114,168
Macquarie Group Ltd.	12,848	425,446
Origin Energy Ltd.	25,604	301,929
QBE Insurance Group Ltd.	25,757	352,394
Spark Infrastructure Group unit	185,107	324,734
Suncorp-Metway Ltd.	65,586	639,967
Telstra Corp. Ltd.	127,467	547,793
WorleyParsons Ltd.	9,388	240,414
TOTAL AUSTRALIA		8,499,403
Bailiwick of Jersey - 0.5%
Experian PLC	60,600	1,046,388
Randgold Resources Ltd.	4,600	549,873
Shire PLC	16,957	476,824
Wolseley PLC	12,900	563,943
TOTAL BAILIWICK OF JERSEY		2,637,028
Belgium - 0.6%
Anheuser-Busch InBev SA NV	29,400	2,458,756
KBC Groupe SA	17,855	419,115
UCB SA	3,200	186,646
TOTAL BELGIUM		3,064,517
Bermuda - 0.1%
Jardine Strategic Holdings Ltd.	4,000	145,600
Li & Fung Ltd.	128,000	214,708
Pacific Basin Shipping Ltd.	486,000	260,243
TOTAL BERMUDA		620,551
Canada - 3.4%
Agnico-Eagle Mines Ltd. (Canada)	3,200	180,674
Agrium, Inc.	4,000	421,247
Alamos Gold, Inc.	700	13,702
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,500	270,168
Athabasca Oil Corp. (a)	5,200	62,947
Common Stocks - continued
	Shares	Value
Canada - continued
Bank of Montreal (e)	7,100	$ 419,566
Bank of Nova Scotia	8,300	450,839
Barrick Gold Corp.	8,600	347,789
Baytex Energy Corp.	2,900	131,970
BCE, Inc.	7,100	310,374
Boardwalk (REIT)	2,400	154,441
Brookfield Asset Management, Inc. Class A	5,200	179,000
Brookfield Properties Corp.	5,300	81,616
Calfrac Well Services Ltd.	500	11,469
Cameco Corp.	5,000	96,971
Canadian Imperial Bank of Commerce	1,800	141,585
Canadian National Railway Co.	5,100	440,374
Canadian Natural Resources Ltd.	13,400	403,845
Canadian Oil Sands Ltd.	6,600	140,095
Canadian Pacific	35,100	3,229,024
Catamaran Corp. (a)	24,180	1,135,461
Celtic Exploration Ltd. (a)	700	18,279
Cenovus Energy, Inc.	11,500	405,652
CGI Group, Inc. Class A (sub. vtg.) (a)	9,900	259,011
CI Financial Corp.	3,300	77,118
Copper Mountain Mining Corp. (a)	12,400	50,159
Corus Entertainment, Inc. Class B (non-vtg.)	1,900	43,013
Crescent Point Energy Corp.	5,400	224,380
Dollarama, Inc.	3,860	243,832
Eldorado Gold Corp.	15,050	222,416
Enbridge, Inc.	9,300	370,045
Finning International, Inc.	3,100	72,786
First Quantum Minerals Ltd.	5,600	125,877
Fortis, Inc.	100	3,381
Goldcorp, Inc.	13,900	628,370
IGM Financial, Inc.	500	19,840
Imperial Oil Ltd.	2,300	101,764
Intact Financial Corp.	3,250	199,312
Keyera Corp.	823	39,949
Manitoba Telecom Services, Inc.	2,100	70,501
Manulife Financial Corp.	6,500	80,310
MEG Energy Corp. (a)	1,800	65,746
Metro, Inc. Class A (sub. vtg.)	2,000	117,987
National Bank of Canada	2,200	170,009
Open Text Corp. (a)	1,800	96,745
Pacific Rubiales Energy Corp.	2,900	68,206
Pembina Pipeline Corp.	2,300	64,319
Common Stocks - continued
	Shares	Value
Canada - continued
Penn West Petroleum Ltd.	4,900	$ 63,633
PetroBakken Energy Ltd. Class A	7,700	97,219
Precision Drilling Corp. (a)	2,600	18,613
Progressive Waste Solution Ltd.	900	17,419
Quebecor, Inc. Class B (sub. vtg.)	1,200	41,860
RioCan (REIT)	4,800	130,916
Rogers Communications, Inc. Class B (non-vtg.)	6,750	296,290
Royal Bank of Canada	17,100	974,893
Silver Wheaton Corp.	3,300	132,991
Sun Life Financial, Inc.	7,800	193,448
Suncor Energy, Inc.	26,772	898,521
Talisman Energy, Inc.	10,300	116,742
TELUS Corp.	4,000	259,685
The Toronto-Dominion Bank	11,300	919,048
Tim Hortons, Inc. (Canada)	1,500	74,463
Tourmaline Oil Corp. (a)	2,400	79,299
TransCanada Corp.	7,300	328,692
Trican Well Service Ltd.	2,300	27,450
Trinidad Drilling Ltd.	1,300	8,617
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,400	413,437
Vermilion Energy, Inc.	1,600	76,496
Yamana Gold, Inc.	9,400	189,835
TOTAL CANADA		17,821,731
Cayman Islands - 0.1%
SouFun Holdings Ltd. ADR	14,500	262,015
Tencent Holdings Ltd.	13,000	459,610
TOTAL CAYMAN ISLANDS		721,625
Denmark - 0.2%
Novo Nordisk A/S Series B	7,475	1,198,358
Finland - 0.1%
Sampo OYJ (A Shares)	9,829	308,050
France - 1.5%
Arkema SA	4,600	419,387
Atos Origin SA	5,097	342,282
BNP Paribas SA	19,972	1,004,663
Carrefour SA	16,725	404,080
Christian Dior SA	3,100	445,001
Credit Agricole SA (a)	39,500	297,358
Dassault Systemes SA	3,400	358,238
Essilor International SA	5,125	462,005
Common Stocks - continued
	Shares	Value
France - continued
Eurofins Scientific SA	2,800	$ 432,966
PPR SA	4,800	843,949
Sanofi SA	25,250	2,217,644
Vivendi SA	28,836	589,971
TOTAL FRANCE		7,817,544
Germany - 1.1%
adidas AG	5,700	485,617
BASF AG	6,537	541,675
Bayer AG	14,100	1,227,945
Brenntag AG	3,200	403,320
Deutsche Boerse AG	6,000	324,763
Fresenius Medical Care AG & Co. KGaA	5,600	393,480
GSW Immobilien AG	9,600	395,004
HeidelbergCement Finance AG	10,100	535,296
KUKA AG (a)	5,500	164,890
SAP AG	11,482	837,302
Software AG (Bearer)	4,700	188,301
Wirecard AG	15,700	358,763
TOTAL GERMANY		5,856,356
Greece - 0.0%
Jumbo SA	26,400	174,514
Hong Kong - 0.5%
AIA Group Ltd.	168,600	667,869
BOC Hong Kong (Holdings) Ltd.	107,000	329,282
Lenovo Group Ltd.	160,000	128,619
SJM Holdings Ltd.	114,000	248,298
Sun Hung Kai Properties Ltd.	29,000	403,752
Techtronic Industries Co. Ltd.	148,500	282,819
Wharf Holdings Ltd.	97,000	663,976
TOTAL HONG KONG		2,724,615
Ireland - 0.6%
Accenture PLC Class A	10,000	674,100
Alkermes PLC (a)	26,000	481,780
Elan Corp. PLC (a)	43,300	471,240
Glanbia PLC	29,500	279,891
Ingersoll-Rand PLC	8,900	418,567
James Hardie Industries NV CDI	47,602	456,084
Common Stocks - continued
	Shares	Value
Ireland - continued
Trinity Biotech PLC sponsored ADR	11,000	$ 155,540
XL Group PLC Class A	7,000	173,180
TOTAL IRELAND		3,110,382
Israel - 0.0%
Sarin Technologies Ltd.	170,500	137,680
Italy - 0.5%
Brunello Cucinelli SpA	8,600	152,155
ENI SpA	48,500	1,116,030
Geox SpA (e)	93,500	266,376
Prada SpA	58,200	474,609
Prysmian SpA	22,200	427,014
Saipem SpA	7,203	323,592
TOTAL ITALY		2,759,776
Japan - 3.7%
Aeon Mall Co. Ltd.	16,500	428,053
Anritsu Corp.	9,000	112,965
Aozora Bank Ltd.	41,000	115,558
Asahi Kasei Corp.	121,000	665,401
Astellas Pharma, Inc.	9,200	456,946
Canon, Inc.	24,100	783,242
Chiyoda Co. Ltd.	9,300	266,080
Cosmos Pharmaceutical Corp.	1,100	108,443
CyberAgent, Inc.	70	139,947
Daito Trust Construction Co. Ltd.	6,000	605,787
Daiwa House Industry Co. Ltd.	19,000	287,749
Digital Garage, Inc. (e)	20	38,632
Don Quijote Co. Ltd.	8,400	330,928
East Japan Railway Co.	8,200	562,896
Exedy Corp.	11,300	219,121
GREE, Inc. (e)	16,400	285,968
Hitachi High-Technologies Corp.	5,300	115,985
Hitachi Transport System Ltd.	17,900	268,399
Honda Motor Co. Ltd.	18,300	550,157
Japan Tobacco, Inc.	14,500	400,689
JS Group Corp.	32,900	727,402
Kakaku.com, Inc.	5,500	188,432
Kao Corp.	29,700	834,115
KDDI Corp.	5,800	450,457
Kenedix Realty Investment Corp.	26	88,849
Kubota Corp.	20,000	204,434
Common Stocks - continued
	Shares	Value
Japan - continued
Kuraray Co. Ltd.	13,200	$ 153,281
Lawson, Inc.	4,500	330,891
Makita Corp.	1,800	71,139
Marubeni Corp.	43,000	278,479
Mitsubishi Gas Chemical Co., Inc.	69,000	340,549
Mitsubishi Heavy Industries Ltd.	123,000	517,700
Mitsubishi UFJ Financial Group, Inc.	72,900	329,797
Mitsui & Co. Ltd.	21,600	304,397
Mitsui Fudosan Co. Ltd.	19,000	383,903
Namco Bandai Holdings, Inc.	18,800	295,318
NGK Insulators Ltd.	23,000	256,420
NHK Spring Co. Ltd.	36,900	307,384
Nissan Motor Co. Ltd.	47,400	396,633
Nitto Boseki Co. Ltd.	15,000	49,230
Nitto Denko Corp.	9,600	435,325
NTT Urban Development Co.	110	90,530
ORIX Corp.	3,380	347,188
Pioneer Corp. (a)(e)	86,500	206,959
Rakuten, Inc.	23,200	208,663
Sega Sammy Holdings, Inc.	16,400	309,182
Shimadzu Corp.	22,000	147,989
Shin-Etsu Chemical Co., Ltd.	8,100	456,595
Shinsei Bank Ltd.	68,000	99,662
SMC Corp.	2,900	456,996
Softbank Corp.	10,300	326,044
Sony Financial Holdings, Inc.	17,800	317,515
Stanley Electric Co. Ltd.	11,500	158,462
Sumitomo Chemical Co. Ltd.	213,000	597,670
Sumitomo Mitsui Financial Group, Inc.	26,100	797,538
Sumitomo Realty & Development Co. Ltd.	14,000	386,521
Sundrug Co. Ltd.	12,800	471,241
Terumo Corp.	3,900	168,057
Toray Industries, Inc.	41,000	239,334
Toyo Engineering Corp.	19,000	78,542
Universal Entertainment Corp.	2,600	55,921
Yamato Kogyo Co. Ltd.	2,400	67,373
TOTAL JAPAN		19,675,063
Netherlands - 0.7%
Aalberts Industries NV	12,100	219,568
AEGON NV	83,500	466,987
ASML Holding NV (Netherlands)	4,700	258,370
Common Stocks - continued
	Shares	Value
Netherlands - continued
D.E. Master Blenders 1753 NV (a)	46,400	$ 567,073
Heineken NV (Bearer)	6,400	394,569
Koninklijke Philips Electronics NV	18,300	458,343
LyondellBasell Industries NV Class A	8,700	464,493
NXP Semiconductors NV (a)	11,100	269,286
Randstad Holding NV	9,100	297,056
TOTAL NETHERLANDS		3,395,745
New Zealand - 0.0%
Fletcher Building Ltd.	21,674	125,543
Norway - 0.1%
DnB NOR ASA	28,800	359,665
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	41,280	318,809
Singapore - 0.2%
DBS Group Holdings Ltd.	6,000	68,372
Ezra Holdings Ltd.	150,000	137,113
Great Eastern Holdings Ltd.	8,000	105,591
Keppel Corp. Ltd.	61,100	533,961
TOTAL SINGAPORE		845,037
South Africa - 0.1%
Naspers Ltd. Class N	3,600	233,717
Spain - 0.9%
Amadeus IT Holding SA Class A	11,600	287,175
Banco Bilbao Vizcaya Argentaria SA	120,650	1,008,146
Distribuidora Internacional de Alimentacion SA	32,700	197,934
Grifols SA (a)	12,900	447,436
Grifols SA ADR	15,850	398,786
Inditex SA	8,685	1,108,145
Repsol YPF SA	35,300	705,528
Telefonica SA	54,976	725,617
TOTAL SPAIN		4,878,767
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	17,178	581,414
Swedbank AB (A Shares)	35,346	655,454
Swedish Match Co. AB	14,600	497,460
TOTAL SWEDEN		1,734,328
Switzerland - 1.5%
ACE Ltd.	14,000	1,101,100
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd.	5,016	$ 241,940
Adecco SA (Reg.)	5,743	277,746
Credit Suisse Group	9,881	229,786
Credit Suisse Group sponsored ADR	4,800	112,032
Nestle SA	41,069	2,606,226
Schindler Holding AG (participation certificate)	4,473	589,324
Syngenta AG (Switzerland)	1,930	752,487
UBS AG	73,436	1,101,804
UBS AG (NY Shares)	50,000	751,000
TOTAL SWITZERLAND		7,763,445
United Kingdom - 5.1%
Antofagasta PLC	17,900	363,099
ASOS PLC (a)	4,500	163,755
Barclays PLC	225,620	834,283
Barratt Developments PLC (a)	263,300	805,611
Bellway PLC	34,900	569,394
BG Group PLC	28,182	521,868
BHP Billiton PLC	36,439	1,167,916
British American Tobacco PLC (United Kingdom)	27,300	1,354,069
British Land Co. PLC	64,376	549,042
Ensco PLC Class A	6,600	381,612
Filtrona PLC	58,700	542,786
Hilton Food Group PLC	40,200	180,184
HSBC Holdings PLC (United Kingdom)	229,600	2,263,693
Intertek Group PLC	7,700	350,285
Kingfisher PLC	98,200	458,771
Lloyds Banking Group PLC (a)	452,900	298,236
Meggitt PLC	96,600	601,729
Michael Page International PLC	73,800	429,217
Next PLC	11,900	684,801
Old Mutual PLC	186,112	516,582
Persimmon PLC	50,300	645,314
Prudential PLC	54,363	746,600
Reckitt Benckiser Group PLC	16,200	980,353
Redrow PLC (a)	204,400	520,504
Rightmove PLC	5,500	142,986
Rolls-Royce Group PLC	55,961	771,674
Rolls-Royce Group PLC Class C	4,253,036	6,863
Royal Dutch Shell PLC Class A (United Kingdom)	74,194	2,545,800
SABMiller PLC	21,600	925,279
Serco Group PLC	24,078	220,119
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	24,919	$ 588,518
Taylor Wimpey PLC	1,113,900	1,098,307
Ted Baker PLC	28,400	434,473
Tesco PLC	114,000	588,420
Unilever PLC	39,800	1,484,667
Vodafone Group PLC	576,400	1,565,292
Whitbread PLC	13,612	516,210
TOTAL UNITED KINGDOM		26,818,312
United States of America - 29.6%
Abbott Laboratories	41,000	2,686,320
American International Group, Inc. (a)	92,000	3,213,560
American Tower Corp.	76,000	5,722,040
Amgen, Inc.	65,000	5,625,425
Apple, Inc.	8,500	5,058,350
Beam, Inc.	16,100	894,516
Berkshire Hathaway, Inc. Class B (a)	30,000	2,590,500
Cabela's, Inc. Class A (a)	76,000	3,405,560
Cabot Oil & Gas Corp.	84,000	3,946,320
Capital One Financial Corp.	50,000	3,008,500
Citigroup, Inc.	95,000	3,552,050
Clean Harbors, Inc. (a)	4,000	233,400
Comcast Corp. Class A	119,000	4,463,690
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,000	565,440
Crown Castle International Corp. (a)	14,000	934,500
Discover Financial Services	57,400	2,353,400
Discovery Communications, Inc. (a)	71,000	4,190,420
DISH Network Corp. Class A	15,000	534,450
Eastman Chemical Co.	3,000	177,720
eBay, Inc. (a)	92,000	4,442,680
Estee Lauder Companies, Inc. Class A	30,300	1,867,086
Facebook, Inc. Class A	21,000	443,415
Foot Locker, Inc.	21,000	703,500
Freeport-McMoRan Copper & Gold, Inc.	37,000	1,438,560
G-III Apparel Group Ltd. (a)	17,000	628,320
General Electric Co.	236,600	4,982,796
Georgia Gulf Corp.	11,200	396,368
Gilead Sciences, Inc. (a)	81,300	5,460,108
GNC Holdings, Inc.	32,000	1,237,440
Home Depot, Inc.	39,000	2,393,820
International Paper Co.	28,000	1,003,240
J.B. Hunt Transport Services, Inc.	48,300	2,835,210
Common Stocks - continued
	Shares	Value
United States of America - continued
James River Coal Co. (a)(e)	101,000	$ 506,010
Johnson & Johnson	38,000	2,691,160
lululemon athletica, Inc. (a)	600	41,406
Lumber Liquidators Holdings, Inc. (a)	6,000	334,920
M&T Bank Corp.	26,000	2,706,600
Marathon Petroleum Corp.	20,000	1,098,600
MasterCard, Inc. Class A	18,500	8,527,205
McGraw-Hill Companies, Inc.	5,300	292,984
Medivation, Inc. (a)	13,000	664,560
Merck & Co., Inc.	43,000	1,962,090
Noble Energy, Inc.	26,100	2,479,761
Ocwen Financial Corp. (a)	24,000	925,680
Onyx Pharmaceuticals, Inc. (a)	28,000	2,194,080
Palo Alto Networks, Inc.	1,600	87,968
Peabody Energy Corp.	62,000	1,729,800
Pfizer, Inc.	103,000	2,561,610
Phillips 66	101,000	4,763,160
Pioneer Natural Resources Co.	52,100	5,504,365
Prestige Brands Holdings, Inc. (a)	83,000	1,443,370
PulteGroup, Inc. (a)	109,000	1,890,060
PVH Corp.	14,000	1,539,860
Ralph Lauren Corp.	3,000	461,070
Realogy Holdings Corp.	24,800	881,392
salesforce.com, Inc. (a)	25,100	3,664,098
SBA Communications Corp. Class A (a)	16,000	1,066,080
Sempra Energy	21,700	1,513,575
Sirius XM Radio, Inc. (a)	118,000	330,400
The Cooper Companies, Inc.	8,000	767,840
The Travelers Companies, Inc.	20,000	1,418,800
Theravance, Inc. (a)	6,800	153,068
TJX Companies, Inc.	63,200	2,631,016
Toll Brothers, Inc. (a)	34,000	1,122,340
Under Armour, Inc. Class A (sub. vtg.) (a)	20,200	1,055,652
Union Pacific Corp.	34,800	4,281,444
United Rentals, Inc. (a)	22,000	894,520
Urban Outfitters, Inc. (a)	18,000	643,680
USG Corp. (a)	19,000	507,490
Visa, Inc. Class A	13,700	1,901,012
Wal-Mart Stores, Inc.	63,000	4,726,260
Wells Fargo & Co.	64,000	2,156,160
Whirlpool Corp.	4,000	390,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Workday, Inc.	7,800	$ 378,300
Yum! Brands, Inc.	4,100	287,451
TOTAL UNITED STATES OF AMERICA		156,166,321
TOTAL COMMON STOCKS (Cost $247,796,937)		279,766,882
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	6,600	438,166
ProSiebenSat.1 Media AG	11,800	328,833
Volkswagen AG	3,000	620,597
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $881,288)		1,387,596
Nonconvertible Bonds - 12.1%
		Principal Amount (d)
Australia - 0.2%
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		$ 250,000	343,244
Westpac Banking Corp. 4.875% 11/19/19		600,000	692,977
TOTAL AUSTRALIA			1,036,221
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	627,298
Belgium - 0.2%
Anheuser-Busch InBev SA NV 2.875% 9/25/24	EUR	850,000	1,130,361
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	441,220
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,761
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	191,820	307,824
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	265,387
6.875% 3/14/26	GBP	150,000	301,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 197,130
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,659
TOTAL CAYMAN ISLANDS			1,287,973
France - 0.8%
Arkema SA 3.85% 4/30/20	EUR	300,000	416,565
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	622,421
BNP Paribas 2.375% 9/14/17		400,000	402,766
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	524,773
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	340,591
Credit Logement SA 1.402% (g)(h)	EUR	250,000	169,820
EDF SA 4.625% 9/11/24	EUR	150,000	224,268
Eutelsat SA 5% 1/14/19	EUR	300,000	451,867
Iliad SA 4.875% 6/1/16	EUR	500,000	693,833
Societe Generale SCF 4% 7/7/16	EUR	450,000	647,201
TOTAL FRANCE			4,494,105
Germany - 0.3%
FMS Wertmanagement AoeR 1% 7/18/17 (Reg. S)	EUR	1,100,000	1,430,886
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	429,718
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,803
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	315,511
Italy - 0.5%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	800,000	1,108,084
Intesa Sanpaolo SpA:
4.875% 7/10/15	EUR	300,000	402,154
6.375% 11/12/17 (h)	GBP	150,000	232,356
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	390,033
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,870
TOTAL ITALY			2,405,497
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	485,019
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	559,398
TOTAL JAPAN			1,044,417
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - 0.4%
Export-Import Bank of Korea:
5% 4/11/22		$ 200,000	$ 235,180
5.875% 1/14/15		500,000	548,858
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,339
Korea Resources Corp. 4.125% 5/19/15		610,000	644,341
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	482,022
5% 9/30/14 (Reg. S)		200,000	213,724
TOTAL KOREA (SOUTH)			2,327,464
Luxembourg - 0.5%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	207,799
Gazprom International SA 7.201% 2/1/20		143,947	161,221
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	553,249
5.25% 3/22/17	EUR	250,000	360,087
7.125% 4/23/15	EUR	150,000	219,861
SB Capital SA 5.125% 10/29/22 (Reg. S)		600,000	598,500
Tyco Electronics Group SA 3.5% 2/3/22		300,000	312,071
TOTAL LUXEMBOURG			2,412,788
Mexico - 0.2%
America Movil SAB de CV:
3% 7/12/21	EUR	275,000	366,304
5% 3/30/20		400,000	470,204
TOTAL MEXICO			836,508
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,036,278
Netherlands - 0.8%
Alliander NV 2.875% 6/14/24	EUR	250,000	333,076
EDP Finance BV 5.75% 9/21/17	EUR	250,000	331,328
Heineken NV:
1.4% 10/1/17 (f)		550,000	552,239
2.75% 4/1/23 (f)		200,000	201,844
HIT Finance BV 5.75% 3/9/18	EUR	400,000	559,004
ING Verzekeringen NV 2.088% 6/21/21 (h)	EUR	850,000	1,069,006
Linde Finance BV 3.875% 6/1/21	EUR	500,000	743,919
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,825
TOTAL NETHERLANDS			4,204,241
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.2%
Eksportfinans ASA 2% 9/15/15		$ 850,000	$ 807,500
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	424,015
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	284,676
TOTAL SINGAPORE			708,691
Spain - 0.3%
BBVA US Senior SAU 4.664% 10/9/15		500,000	504,902
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	145,817
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	155,162
Telefonica Emisiones SAU:
4.71% 1/20/20	EUR	200,000	263,050
5.811% 9/5/17	EUR	300,000	427,526
TOTAL SPAIN			1,496,457
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	256,194
United Kingdom - 2.3%
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	566,366
5.25% 2/16/29	GBP	550,000	1,066,002
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	995,785
6.75% 1/16/23 (h)	GBP	300,000	504,508
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	216,763
8.125% 11/15/13		200,000	214,200
Centrica PLC:
4.25% 9/12/44	GBP	250,000	393,535
4.375% 3/13/29	GBP	350,000	609,995
Direct Line Insurance Grup PLC 9.25% 4/27/42 (h)	GBP	100,000	177,513
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	179,880
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	322,083
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	188,957
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	435,100
4.75% 11/23/18	GBP	300,000	543,644
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,960
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	672,312
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	216,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	$ 187,618
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	182,209
7.125% 12/1/37 (f)		200,000	222,408
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	456,989
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	428,936
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	957,919
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	625,586
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,429
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	281,395
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	284,818
William Hill PLC 7.125% 11/11/16	GBP	150,000	265,058
TOTAL UNITED KINGDOM			11,957,654
United States of America - 4.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	500,920
9.25% 8/6/19		204,000	287,692
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	377,211
American Tower Corp. 4.7% 3/15/22		450,000	496,626
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	490,911
3.9% 2/15/22 (f)		1,110,000	1,212,156
AT&T, Inc.:
4.875% 6/1/44	GBP	200,000	347,936
5.55% 8/15/41		300,000	380,735
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	531,875
Citigroup, Inc.:
4.25% 2/25/30	EUR	600,000	662,009
4.5% 1/14/22		150,000	165,441
Comcast Corp. 6.55% 7/1/39		350,000	469,958
Credit Suisse New York Branch 5% 5/15/13		400,000	409,607
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.375% 9/14/29	GBP	400,000	648,611
5.15% 3/15/42		550,000	573,713
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	290,593
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	282,625
General Electric Co.:
4.125% 10/9/42		200,000	208,916
5.25% 12/6/17		550,000	651,399
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	323,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
John Deere Capital Corp. 2.8% 1/27/23		$ 600,000	$ 622,849
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	400,000	524,958
Marathon Oil Corp. 2.8% 11/1/22		350,000	352,446
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	565,978
NBCUniversal Media LLC 4.375% 4/1/21		500,000	571,971
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	132,997
2.875% 5/30/24	EUR	150,000	199,739
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	135,520
PPL Energy Supply LLC 6.5% 5/1/18		160,000	189,712
Procter & Gamble Co.:
1.45% 8/15/16		350,000	358,791
2% 8/16/22 (Reg. S)	EUR	250,000	320,623
Qwest Corp. 6.75% 12/1/21		650,000	776,766
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,570
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	188,525
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	419,150
3.75% 1/15/22 (f)		200,000	219,761
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	313,857
The Coca-Cola Co. 3.3% 9/1/21		350,000	389,681
The Dow Chemical Co. 4.125% 11/15/21		950,000	1,037,481
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	557,311
5.5% 9/1/41		400,000	465,502
Tyco Flow Control International Finance SA 1.875% 9/15/17 (f)		150,000	150,404
U.S. Bancorp 3% 3/15/22		500,000	529,603
UBS AG 7.625% 8/17/22		700,000	754,255
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	154,011
Ventas Realty LP 4.25% 3/1/22		225,000	241,311
Verizon Communications, Inc. 4.75% 11/1/41		250,000	288,997
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	673,621
Wells Fargo & Co.:
2.625% 8/16/22	EUR	550,000	722,954
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 450,000	$ 488,363
Xerox Corp. 2.95% 3/15/17		150,000	154,500
TOTAL UNITED STATES OF AMERICA			22,280,983
TOTAL NONCONVERTIBLE BONDS (Cost $59,303,621)			64,018,529
Government Obligations - 25.1%

Canada - 1.4%
Canadian Government 3.25% 6/1/21	CAD	6,450,000	7,265,977
Germany - 3.0%
German Federal Republic:
0% 6/13/14	EUR	2,250,000	2,915,404
0.5% 4/7/17	EUR	150,000	195,389
1.75% 10/9/15	EUR	700,000	950,593
1.75% 7/4/22	EUR	600,000	799,185
3.25% 7/4/21	EUR	1,400,000	2,111,099
4% 1/4/18	EUR	700,000	1,066,582
4.75% 7/4/40	EUR	3,000,000	5,856,706
5.5% 1/4/31	EUR	200,000	388,726
5.625% 1/4/28	EUR	910,000	1,737,457
TOTAL GERMANY			16,021,141
Italy - 2.9%
Italian Republic:
Inflation-Indexed Bond:
2.1% 9/15/16	EUR	893,172	1,154,510
2.1% 9/15/21	EUR	1,807,814	2,122,561
4.75% 9/1/21	EUR	9,250,000	12,147,647
TOTAL ITALY			15,424,718
Japan - 13.6%
Japan Government:
0.2% 2/15/13	JPY	689,550,000	8,639,656
1.3% 3/20/15	JPY	740,000,000	9,532,318
1.3% 6/20/20	JPY	1,556,000,000	20,667,032
1.7% 12/20/16	JPY	345,000,000	4,596,607
1.7% 9/20/17	JPY	511,000,000	6,868,351
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 6/20/16	JPY	469,250,000	$ 6,254,080
1.9% 3/20/29	JPY	966,500,000	12,884,899
2% 9/20/40	JPY	181,000,000	2,309,554
TOTAL JAPAN			71,752,497
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,704,204
New Zealand - 0.4%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	2,280,000	1,928,207
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,811,326
United States of America - 3.1%
U.S. Treasury Bonds 3.125% 11/15/41		2,850,000	3,013,875
U.S. Treasury Notes:
0.625% 9/30/17		3,750,000	3,735,060
0.875% 4/30/17		3,000,000	3,030,234
1% 3/31/17		1,100,000	1,117,532
1.625% 8/15/22		1,525,000	1,514,993
2% 2/15/22		3,925,000	4,060,228
TOTAL UNITED STATES OF AMERICA			16,471,922
TOTAL GOVERNMENT OBLIGATIONS (Cost $121,133,646)			132,379,992
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 0.515% 2/25/15 (h)	EUR	100,000	128,484
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	240,967	449,441
TOTAL ASSET-BACKED SECURITIES (Cost $529,353)			577,925
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (d)	Value
Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8345% 5/17/60 (h)		$ 300,000	$ 302,800
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2078% 10/18/54 (h)	GBP	269,527	441,598
Granite Master Issuer PLC Series 2005-1 Class A5, 0.29% 12/20/54 (h)	EUR	187,319	238,788
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.7403% 10/15/54 (h)		345,742	349,316
Storm BV:
Series 2010-1 Class A2, 1.233% 3/22/52 (h)	EUR	500,000	654,573
Series 2011-4 Class A1, 1.658% 10/22/53 (h)	EUR	170,986	221,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,223,675)			2,208,314
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.569% 8/18/17 (h)	EUR	147,981	178,506
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (h)	EUR	148,764	189,273
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0034% 4/19/21 (h)	GBP	150,000	216,646
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (h)	GBP	95,149	151,782
TOTAL UNITED KINGDOM			368,428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $736,901)			736,207
Fixed-Income Funds - 4.6%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,240,506	13,720,001
Fidelity High Income Central Fund 1 (i)	102,530	10,417,086
TOTAL FIXED-INCOME FUNDS (Cost $22,218,989)		24,137,087
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 325,210
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	22,686,168	22,686,168
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,127,834	1,127,834
TOTAL MONEY MARKET FUNDS (Cost $23,814,002)		23,814,002
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $479,007,411)		529,351,744
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,036,796)
NET ASSETS - 100%		$ 527,314,948
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,820,180 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,737
Fidelity Emerging Markets Debt Central Fund	1,233,994
Fidelity High Income Central Fund 1	767,275
Fidelity Securities Lending Cash Central Fund	59,148
Total	$ 2,089,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 2,336,136	$ 16,506,717	$ 13,720,001	12.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	9,770,359	6,203,930	10,417,086	1.9%
Total	$ 44,573,816	$ 12,106,495	$ 34,498,623	$ 24,137,087
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,365,726	$ 44,815,569	$ 550,157	$ -
Consumer Staples	24,949,167	19,651,675	5,297,492	-
Energy	30,541,630	26,879,800	3,661,830	-
Financials	58,230,464	50,153,594	8,076,870	-
Health Care	36,482,748	31,725,202	4,757,546	-
Industrials	29,594,027	29,135,684	458,343	-
Information Technology	31,507,942	29,629,028	1,878,914	-
Materials	15,498,480	11,847,007	3,651,473	-
Telecommunication Services	7,142,604	4,851,695	2,290,909	-
Utilities	1,841,690	1,841,690	-	-
Corporate Bonds	64,018,529	-	64,018,529	-
Government Obligations	132,379,992	-	132,379,992	-
Asset-Backed Securities	577,925	-	577,925	-
Collateralized Mortgage Obligations	2,208,314	-	2,208,314	-
Commercial Mortgage Securities	736,207	-	736,207	-
Fixed-Income Funds	24,137,087	24,137,087	-	-
Preferred Securities	325,210	-	325,210	-
Money Market Funds	23,814,002	23,814,002	-	-
Total Investments in Securities:	$ 529,351,744	$ 298,482,033	$ 230,869,711	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 25,118,006
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA,AA,A	24.7%
BBB	10.1%
BB	1.6%
B	1.6%
CCC,CC,C	0.5%
Not Rated	0.6%
Equities	53.4%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $1,072,106) - See accompanying schedule: Unaffiliated issuers (cost $432,974,420)	$ 481,400,655
Fidelity Central Funds (cost $46,032,991)	47,951,089
Total Investments (cost $479,007,411)		$ 529,351,744
Foreign currency held at value (cost $1,119,851)		1,120,015
Receivable for investments sold		5,271,189
Receivable for fund shares sold		541,054
Dividends receivable		434,213
Interest receivable		1,690,481
Distributions receivable from Fidelity Central Funds		11,415
Other receivables		15,543
Total assets		538,435,654

Liabilities
Payable to custodian bank	$ 490,639
Payable for investments purchased	5,562,629
Payable for fund shares redeemed	3,386,409
Accrued management fee	314,053
Distribution and service plan fees payable	24,905
Other affiliated payables	114,470
Other payables and accrued expenses	99,767
Collateral on securities loaned, at value	1,127,834
Total liabilities		11,120,706

Net Assets		$ 527,314,948
Net Assets consist of:
Paid in capital		$ 466,499,666
Undistributed net investment income		5,608,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,857,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,349,412
Net Assets		$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,714,448 ÷ 1,139,222 shares)	$ 23.45

Maximum offering price per share (100/94.25 of $23.45)	$ 24.88
Class T: Net Asset Value and redemption price per share ($13,654,336 ÷ 585,427 shares)	$ 23.32

Maximum offering price per share (100/96.50 of $23.32)	$ 24.17
Class B: Net Asset Value and offering price per share ($2,425,691 ÷ 104,486 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($13,796,760 ÷ 597,601 shares)A	$ 23.09

Global Balanced: Net Asset Value, offering price and redemption price per share ($468,757,583 ÷ 19,846,479 shares)	$ 23.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,966,130 ÷ 83,393 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 5,780,967
Interest		5,613,699
Income from Fidelity Central Funds		2,089,154
Income before foreign taxes withheld		13,483,820
Less foreign taxes withheld		(281,948)
Total income		13,201,872

Expenses
Management fee	$ 3,727,969
Transfer agent fees	1,121,914
Distribution and service plan fees	271,671
Accounting and security lending fees	270,440
Custodian fees and expenses	169,561
Independent trustees' compensation	1,951
Registration fees	95,421
Audit	81,338
Legal	3,267
Miscellaneous	5,591
Total expenses before reductions	5,749,123
Expense reductions	(48,927)	5,700,196
Net investment income (loss)		7,501,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,854,540
Fidelity Central Funds	3,916,800
Foreign currency transactions	(245,225)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		24,627,271
Change in net unrealized appreciation (depreciation) on: Investment securities	7,753,988
Assets and liabilities in foreign currencies	121,005
Total change in net unrealized appreciation (depreciation)		7,874,993
Net gain (loss)		32,502,264
Net increase (decrease) in net assets resulting from operations		$ 40,003,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,501,676	$ 7,224,068
Net realized gain (loss)	24,627,271	39,788,338
Change in net unrealized appreciation (depreciation)	7,874,993	(35,693,976)
Net increase (decrease) in net assets resulting from operations	40,003,940	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(70,009,704)	(4,897,733)
Redemption fees	8,000	19,178
Total increase (decrease) in net assets	(37,764,567)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $5,608,248 and undistributed net investment income of $5,026,105, respectively)	$ 527,314,948	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.41	.22	2.43	4.39
Total from investment operations	1.68	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.41	.22	2.42	4.37
Total from investment operations	1.62	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.41	.23	2.41	4.35
Total from investment operations	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.41	.22	2.40	4.36
Total from investment operations	1.50	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) B	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.33)	(.32)	(.30) G	(.55)	(2.16)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return A	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets C,E
Expenses before reductions	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate D	157%	197%	178%	252%	264%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.43	.21	2.44	4.35
Total from investment operations	1.76	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,053,556
Gross unrealized depreciation	(6,127,675)
Net unrealized appreciation (depreciation) on securities and other investments	$ 48,925,881

Tax Cost	$ 480,425,863

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,315,356
Undistributed long-term capital gain	$ 6,569,121
Net unrealized appreciation (depreciation)	$ 48,930,960

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 7,766,803	$ 8,323,777

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $733,566,608 and $800,794,130, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59,018	$ 1,798
Class T	.25%	.25%	63,810	985
Class B	.75%	.25%	24,086	18,141
Class C	.75%	.25%	124,757	52,394
			$ 271,671	$ 73,318

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,670
Class T	5,491
Class B*	4,810
Class C*	5,660
$ 41,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 60,667.26
Class T	31,841.25
Class B	7,124.30
Class C	37,596.30
Global Balanced	980,570.21
Institutional Class	4,116.21
	$ 1,121,914

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $59,148, including $1,170 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,927 for the period.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,456	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,338	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	429,393	589,852	$ 9,630,018	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(246,721)	(158,326)	(5,509,325)	(3,520,934)
Net increase (decrease)	194,363	437,752	$ 4,371,123	$ 9,932,990
Class T
Shares sold	257,238	308,037	$ 5,661,128	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(148,499)	(83,961)	(3,309,966)	(1,863,419)
Net increase (decrease)	113,746	226,623	$ 2,458,063	$ 5,102,050
Class B
Shares sold	12,958	27,998	$ 280,676	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(18,563)	(20,319)	(409,711)	(455,688)
Net increase (decrease)	(5,244)	8,284	$ (121,327)	$ 189,254

Annual Report

Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class C
Shares sold	282,746	303,365	$ 6,184,980	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(129,408)	(116,357)	(2,874,652)	(2,583,426)
Net increase (decrease)	156,004	189,296	$ 3,366,946	$ 4,210,311
Global Balanced
Shares sold	3,839,579	7,688,422	$ 85,808,068	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(7,786,873)	(9,221,582)	(173,430,973)	(206,542,789)
Net increase (decrease)	(3,626,943)	(1,184,532)	$ (80,728,950)	$ (24,950,947)
Institutional Class
Shares sold	104,670	48,248	$ 2,281,441	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(73,978)	(21,184)	(1,655,558)	(477,601)
Net increase (decrease)	31,556	27,240	$ 644,441	$ 618,609

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/17/12	12/14/12	$0.240	$0.290
Class T	12/17/12	12/14/12	$0.181	$0.290
Class B	12/17/12	12/14/12	$0.039	$0.290
Class C	12/17/12	12/14/12	$0.061	$0.290

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012 $7,098,547, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 16%; Class T designates 18%; Class B designates 50%; and Class C designates 32%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 76%; Class T designates 83%; Class B designates 100%; and Class C designates 100%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/12/2011	$0.261	$0.0134
Class T	12/12/2011	$0.239	$0.0134
Class B	12/12/2011	$0.085	$0.0134
Class C	12/12/2011	$0.133	$0.0134

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 33% means that 67% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board also considered that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGBL-UANN-1212
1.883463.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	8.10%	1.96%	9.12%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Institutional Class on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities experienced turbulent swings during the 12 months ending October 31, 2012, but still managed a solid gain. Volatility peppered the past year, as several macroeconomic concerns weighed on investors, including the eurozone debt crisis, the strength of the U.S. economic recovery, and a slowdown in China's growth. But, stocks in the U.S. and overseas were generally resilient, gaining 8.96% for the 12 months, as measured by the MSCI® ACWI® (All Country World Index) Index, largely buttressed by accommodative monetary policy in the United States and Europe. Within the index, U.S. stocks fared best, advancing 15%. Asia-Pacific ex Japan also performed well, gaining roughly 10% on strong returns in Hong Kong and Singapore. Several European markets, most notably Germany (+11%) and Switzerland (+10%), benefited from optimism about the eurozone's ability to resolve its debt woes. However, continued weakness in peripheral Europe caused the region to lag the index overall. Japan, emerging markets and Canada each underperformed, with Japan suffering the most, falling by about 3%. A stronger U.S. dollar dampened results for foreign stocks overall. Global bond markets delivered positive, albeit more-muted returns, with the Barclays® Global Aggregate GDP Weighted Index gaining 4.54%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Institutional Class shares advanced 8.10%, versus 6.92% for the Fidelity Global Balanced Composite IndexSM - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. Strong security selection and positive overall asset allocation bolstered results. In particular, our choices among investment-grade bonds and beneficial overall positioning in European equities were the main drivers of the fund's performance. Within the investment-grade bond subportfolio, favorable picks among out-of-benchmark corporate bonds were key. As for European stocks, a combination of underweighting the sector, while making adroit stock choices among more-defensive consumer cyclicals and consumer discretionary names, boosted that subportfolio's return. From an asset-allocation perspective, modest, out-of-benchmark stakes in emerging-markets debt and high-yield bonds - via Fidelity central funds - were the biggest contributors, while an underweighting in global equities and an overweighting in investment-grade bonds proved moderately beneficial versus the index. On the downside, unfavorable positioning within the U.S. equity sleeve was the primary detractor.

Annual Report

Note to shareholders: Maria Nikishkova was named Co-Manager, replacing Leon Tucker, effective December 1, 2012.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 1,017.80	$ 6.70
Hypothetical A		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.56%
Actual		$ 1,000.00	$ 1,016.10	$ 7.91
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.91
Class B	2.10%
Actual		$ 1,000.00	$ 1,014.00	$ 10.63
Hypothetical A		$ 1,000.00	$ 1,014.58	$ 10.63
Class C	2.12%
Actual		$ 1,000.00	$ 1,013.60	$ 10.73
Hypothetical A		$ 1,000.00	$ 1,014.48	$ 10.74
Global Balanced	1.02%
Actual		$ 1,000.00	$ 1,019.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,020.01	$ 5.18
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,019.50	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2012
United States of America* 43.0%
Japan 17.5%
United Kingdom 8.0%
Canada 4.9%
Germany 4.7%
Italy 3.9%
France 2.3%
Netherlands 2.0%
Australia 1.8%
Other 11.9%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2012
United States of America* 41.6%
Japan 18.5%
United Kingdom 8.6%
Germany 5.0%
Canada 3.4%
Italy 3.3%
France 2.9%
Australia 1.7%
Netherlands 1.5%
Other 13.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	53.4	54.0
Bonds	42.0	41.3
Other Investments	0.2	0.3
Short-Term Investments and Net Other Assets (Liabilities)	4.4	4.4
Top Five Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A (United States of America)	1.6	1.5
American Tower Corp. (United States of America)	1.1	0.5
Amgen, Inc. (United States of America)	1.1	0.3
Pioneer Natural Resources Co. (United States of America)	1.0	0.8
Gilead Sciences, Inc. (United States of America)	1.0	0.2
	5.8
Top Five Bond Issuers as of October 31, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	12.0	11.3
U.S. Treasury Obligations	3.1	1.2
German Federal Republic	3.0	3.7
Italian Republic	2.9	2.2
Canadian Government	1.4	0.4
	22.4
Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	18.9
Consumer Discretionary	10.0	11.7
Health Care	7.1	5.1
Energy	7.1	5.5
Industrials	6.4	6.6
Information Technology	6.0	9.9
Consumer Staples	5.9	6.0
Materials	3.4	4.0
Telecommunication Services	2.8	1.7
Utilities	1.8	1.7

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 53.1%
	Shares	Value
Australia - 1.6%
Acrux Ltd.	56,716	$ 190,752
AMP Ltd.	127,215	606,135
Australia & New Zealand Banking Group Ltd.	30,549	807,055
BHP Billiton Ltd.	33,362	1,181,197
Commonwealth Bank of Australia	22,952	1,375,912
Computershare Ltd.	61,180	551,884
CSL Ltd.	11,342	559,244
Goodman Group unit	60,971	280,379
Iluka Resources Ltd.	11,087	114,168
Macquarie Group Ltd.	12,848	425,446
Origin Energy Ltd.	25,604	301,929
QBE Insurance Group Ltd.	25,757	352,394
Spark Infrastructure Group unit	185,107	324,734
Suncorp-Metway Ltd.	65,586	639,967
Telstra Corp. Ltd.	127,467	547,793
WorleyParsons Ltd.	9,388	240,414
TOTAL AUSTRALIA		8,499,403
Bailiwick of Jersey - 0.5%
Experian PLC	60,600	1,046,388
Randgold Resources Ltd.	4,600	549,873
Shire PLC	16,957	476,824
Wolseley PLC	12,900	563,943
TOTAL BAILIWICK OF JERSEY		2,637,028
Belgium - 0.6%
Anheuser-Busch InBev SA NV	29,400	2,458,756
KBC Groupe SA	17,855	419,115
UCB SA	3,200	186,646
TOTAL BELGIUM		3,064,517
Bermuda - 0.1%
Jardine Strategic Holdings Ltd.	4,000	145,600
Li & Fung Ltd.	128,000	214,708
Pacific Basin Shipping Ltd.	486,000	260,243
TOTAL BERMUDA		620,551
Canada - 3.4%
Agnico-Eagle Mines Ltd. (Canada)	3,200	180,674
Agrium, Inc.	4,000	421,247
Alamos Gold, Inc.	700	13,702
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,500	270,168
Athabasca Oil Corp. (a)	5,200	62,947
Common Stocks - continued
	Shares	Value
Canada - continued
Bank of Montreal (e)	7,100	$ 419,566
Bank of Nova Scotia	8,300	450,839
Barrick Gold Corp.	8,600	347,789
Baytex Energy Corp.	2,900	131,970
BCE, Inc.	7,100	310,374
Boardwalk (REIT)	2,400	154,441
Brookfield Asset Management, Inc. Class A	5,200	179,000
Brookfield Properties Corp.	5,300	81,616
Calfrac Well Services Ltd.	500	11,469
Cameco Corp.	5,000	96,971
Canadian Imperial Bank of Commerce	1,800	141,585
Canadian National Railway Co.	5,100	440,374
Canadian Natural Resources Ltd.	13,400	403,845
Canadian Oil Sands Ltd.	6,600	140,095
Canadian Pacific	35,100	3,229,024
Catamaran Corp. (a)	24,180	1,135,461
Celtic Exploration Ltd. (a)	700	18,279
Cenovus Energy, Inc.	11,500	405,652
CGI Group, Inc. Class A (sub. vtg.) (a)	9,900	259,011
CI Financial Corp.	3,300	77,118
Copper Mountain Mining Corp. (a)	12,400	50,159
Corus Entertainment, Inc. Class B (non-vtg.)	1,900	43,013
Crescent Point Energy Corp.	5,400	224,380
Dollarama, Inc.	3,860	243,832
Eldorado Gold Corp.	15,050	222,416
Enbridge, Inc.	9,300	370,045
Finning International, Inc.	3,100	72,786
First Quantum Minerals Ltd.	5,600	125,877
Fortis, Inc.	100	3,381
Goldcorp, Inc.	13,900	628,370
IGM Financial, Inc.	500	19,840
Imperial Oil Ltd.	2,300	101,764
Intact Financial Corp.	3,250	199,312
Keyera Corp.	823	39,949
Manitoba Telecom Services, Inc.	2,100	70,501
Manulife Financial Corp.	6,500	80,310
MEG Energy Corp. (a)	1,800	65,746
Metro, Inc. Class A (sub. vtg.)	2,000	117,987
National Bank of Canada	2,200	170,009
Open Text Corp. (a)	1,800	96,745
Pacific Rubiales Energy Corp.	2,900	68,206
Pembina Pipeline Corp.	2,300	64,319
Common Stocks - continued
	Shares	Value
Canada - continued
Penn West Petroleum Ltd.	4,900	$ 63,633
PetroBakken Energy Ltd. Class A	7,700	97,219
Precision Drilling Corp. (a)	2,600	18,613
Progressive Waste Solution Ltd.	900	17,419
Quebecor, Inc. Class B (sub. vtg.)	1,200	41,860
RioCan (REIT)	4,800	130,916
Rogers Communications, Inc. Class B (non-vtg.)	6,750	296,290
Royal Bank of Canada	17,100	974,893
Silver Wheaton Corp.	3,300	132,991
Sun Life Financial, Inc.	7,800	193,448
Suncor Energy, Inc.	26,772	898,521
Talisman Energy, Inc.	10,300	116,742
TELUS Corp.	4,000	259,685
The Toronto-Dominion Bank	11,300	919,048
Tim Hortons, Inc. (Canada)	1,500	74,463
Tourmaline Oil Corp. (a)	2,400	79,299
TransCanada Corp.	7,300	328,692
Trican Well Service Ltd.	2,300	27,450
Trinidad Drilling Ltd.	1,300	8,617
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,400	413,437
Vermilion Energy, Inc.	1,600	76,496
Yamana Gold, Inc.	9,400	189,835
TOTAL CANADA		17,821,731
Cayman Islands - 0.1%
SouFun Holdings Ltd. ADR	14,500	262,015
Tencent Holdings Ltd.	13,000	459,610
TOTAL CAYMAN ISLANDS		721,625
Denmark - 0.2%
Novo Nordisk A/S Series B	7,475	1,198,358
Finland - 0.1%
Sampo OYJ (A Shares)	9,829	308,050
France - 1.5%
Arkema SA	4,600	419,387
Atos Origin SA	5,097	342,282
BNP Paribas SA	19,972	1,004,663
Carrefour SA	16,725	404,080
Christian Dior SA	3,100	445,001
Credit Agricole SA (a)	39,500	297,358
Dassault Systemes SA	3,400	358,238
Essilor International SA	5,125	462,005
Common Stocks - continued
	Shares	Value
France - continued
Eurofins Scientific SA	2,800	$ 432,966
PPR SA	4,800	843,949
Sanofi SA	25,250	2,217,644
Vivendi SA	28,836	589,971
TOTAL FRANCE		7,817,544
Germany - 1.1%
adidas AG	5,700	485,617
BASF AG	6,537	541,675
Bayer AG	14,100	1,227,945
Brenntag AG	3,200	403,320
Deutsche Boerse AG	6,000	324,763
Fresenius Medical Care AG & Co. KGaA	5,600	393,480
GSW Immobilien AG	9,600	395,004
HeidelbergCement Finance AG	10,100	535,296
KUKA AG (a)	5,500	164,890
SAP AG	11,482	837,302
Software AG (Bearer)	4,700	188,301
Wirecard AG	15,700	358,763
TOTAL GERMANY		5,856,356
Greece - 0.0%
Jumbo SA	26,400	174,514
Hong Kong - 0.5%
AIA Group Ltd.	168,600	667,869
BOC Hong Kong (Holdings) Ltd.	107,000	329,282
Lenovo Group Ltd.	160,000	128,619
SJM Holdings Ltd.	114,000	248,298
Sun Hung Kai Properties Ltd.	29,000	403,752
Techtronic Industries Co. Ltd.	148,500	282,819
Wharf Holdings Ltd.	97,000	663,976
TOTAL HONG KONG		2,724,615
Ireland - 0.6%
Accenture PLC Class A	10,000	674,100
Alkermes PLC (a)	26,000	481,780
Elan Corp. PLC (a)	43,300	471,240
Glanbia PLC	29,500	279,891
Ingersoll-Rand PLC	8,900	418,567
James Hardie Industries NV CDI	47,602	456,084
Common Stocks - continued
	Shares	Value
Ireland - continued
Trinity Biotech PLC sponsored ADR	11,000	$ 155,540
XL Group PLC Class A	7,000	173,180
TOTAL IRELAND		3,110,382
Israel - 0.0%
Sarin Technologies Ltd.	170,500	137,680
Italy - 0.5%
Brunello Cucinelli SpA	8,600	152,155
ENI SpA	48,500	1,116,030
Geox SpA (e)	93,500	266,376
Prada SpA	58,200	474,609
Prysmian SpA	22,200	427,014
Saipem SpA	7,203	323,592
TOTAL ITALY		2,759,776
Japan - 3.7%
Aeon Mall Co. Ltd.	16,500	428,053
Anritsu Corp.	9,000	112,965
Aozora Bank Ltd.	41,000	115,558
Asahi Kasei Corp.	121,000	665,401
Astellas Pharma, Inc.	9,200	456,946
Canon, Inc.	24,100	783,242
Chiyoda Co. Ltd.	9,300	266,080
Cosmos Pharmaceutical Corp.	1,100	108,443
CyberAgent, Inc.	70	139,947
Daito Trust Construction Co. Ltd.	6,000	605,787
Daiwa House Industry Co. Ltd.	19,000	287,749
Digital Garage, Inc. (e)	20	38,632
Don Quijote Co. Ltd.	8,400	330,928
East Japan Railway Co.	8,200	562,896
Exedy Corp.	11,300	219,121
GREE, Inc. (e)	16,400	285,968
Hitachi High-Technologies Corp.	5,300	115,985
Hitachi Transport System Ltd.	17,900	268,399
Honda Motor Co. Ltd.	18,300	550,157
Japan Tobacco, Inc.	14,500	400,689
JS Group Corp.	32,900	727,402
Kakaku.com, Inc.	5,500	188,432
Kao Corp.	29,700	834,115
KDDI Corp.	5,800	450,457
Kenedix Realty Investment Corp.	26	88,849
Kubota Corp.	20,000	204,434
Common Stocks - continued
	Shares	Value
Japan - continued
Kuraray Co. Ltd.	13,200	$ 153,281
Lawson, Inc.	4,500	330,891
Makita Corp.	1,800	71,139
Marubeni Corp.	43,000	278,479
Mitsubishi Gas Chemical Co., Inc.	69,000	340,549
Mitsubishi Heavy Industries Ltd.	123,000	517,700
Mitsubishi UFJ Financial Group, Inc.	72,900	329,797
Mitsui & Co. Ltd.	21,600	304,397
Mitsui Fudosan Co. Ltd.	19,000	383,903
Namco Bandai Holdings, Inc.	18,800	295,318
NGK Insulators Ltd.	23,000	256,420
NHK Spring Co. Ltd.	36,900	307,384
Nissan Motor Co. Ltd.	47,400	396,633
Nitto Boseki Co. Ltd.	15,000	49,230
Nitto Denko Corp.	9,600	435,325
NTT Urban Development Co.	110	90,530
ORIX Corp.	3,380	347,188
Pioneer Corp. (a)(e)	86,500	206,959
Rakuten, Inc.	23,200	208,663
Sega Sammy Holdings, Inc.	16,400	309,182
Shimadzu Corp.	22,000	147,989
Shin-Etsu Chemical Co., Ltd.	8,100	456,595
Shinsei Bank Ltd.	68,000	99,662
SMC Corp.	2,900	456,996
Softbank Corp.	10,300	326,044
Sony Financial Holdings, Inc.	17,800	317,515
Stanley Electric Co. Ltd.	11,500	158,462
Sumitomo Chemical Co. Ltd.	213,000	597,670
Sumitomo Mitsui Financial Group, Inc.	26,100	797,538
Sumitomo Realty & Development Co. Ltd.	14,000	386,521
Sundrug Co. Ltd.	12,800	471,241
Terumo Corp.	3,900	168,057
Toray Industries, Inc.	41,000	239,334
Toyo Engineering Corp.	19,000	78,542
Universal Entertainment Corp.	2,600	55,921
Yamato Kogyo Co. Ltd.	2,400	67,373
TOTAL JAPAN		19,675,063
Netherlands - 0.7%
Aalberts Industries NV	12,100	219,568
AEGON NV	83,500	466,987
ASML Holding NV (Netherlands)	4,700	258,370
Common Stocks - continued
	Shares	Value
Netherlands - continued
D.E. Master Blenders 1753 NV (a)	46,400	$ 567,073
Heineken NV (Bearer)	6,400	394,569
Koninklijke Philips Electronics NV	18,300	458,343
LyondellBasell Industries NV Class A	8,700	464,493
NXP Semiconductors NV (a)	11,100	269,286
Randstad Holding NV	9,100	297,056
TOTAL NETHERLANDS		3,395,745
New Zealand - 0.0%
Fletcher Building Ltd.	21,674	125,543
Norway - 0.1%
DnB NOR ASA	28,800	359,665
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	41,280	318,809
Singapore - 0.2%
DBS Group Holdings Ltd.	6,000	68,372
Ezra Holdings Ltd.	150,000	137,113
Great Eastern Holdings Ltd.	8,000	105,591
Keppel Corp. Ltd.	61,100	533,961
TOTAL SINGAPORE		845,037
South Africa - 0.1%
Naspers Ltd. Class N	3,600	233,717
Spain - 0.9%
Amadeus IT Holding SA Class A	11,600	287,175
Banco Bilbao Vizcaya Argentaria SA	120,650	1,008,146
Distribuidora Internacional de Alimentacion SA	32,700	197,934
Grifols SA (a)	12,900	447,436
Grifols SA ADR	15,850	398,786
Inditex SA	8,685	1,108,145
Repsol YPF SA	35,300	705,528
Telefonica SA	54,976	725,617
TOTAL SPAIN		4,878,767
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	17,178	581,414
Swedbank AB (A Shares)	35,346	655,454
Swedish Match Co. AB	14,600	497,460
TOTAL SWEDEN		1,734,328
Switzerland - 1.5%
ACE Ltd.	14,000	1,101,100
Common Stocks - continued
	Shares	Value
Switzerland - continued
Actelion Ltd.	5,016	$ 241,940
Adecco SA (Reg.)	5,743	277,746
Credit Suisse Group	9,881	229,786
Credit Suisse Group sponsored ADR	4,800	112,032
Nestle SA	41,069	2,606,226
Schindler Holding AG (participation certificate)	4,473	589,324
Syngenta AG (Switzerland)	1,930	752,487
UBS AG	73,436	1,101,804
UBS AG (NY Shares)	50,000	751,000
TOTAL SWITZERLAND		7,763,445
United Kingdom - 5.1%
Antofagasta PLC	17,900	363,099
ASOS PLC (a)	4,500	163,755
Barclays PLC	225,620	834,283
Barratt Developments PLC (a)	263,300	805,611
Bellway PLC	34,900	569,394
BG Group PLC	28,182	521,868
BHP Billiton PLC	36,439	1,167,916
British American Tobacco PLC (United Kingdom)	27,300	1,354,069
British Land Co. PLC	64,376	549,042
Ensco PLC Class A	6,600	381,612
Filtrona PLC	58,700	542,786
Hilton Food Group PLC	40,200	180,184
HSBC Holdings PLC (United Kingdom)	229,600	2,263,693
Intertek Group PLC	7,700	350,285
Kingfisher PLC	98,200	458,771
Lloyds Banking Group PLC (a)	452,900	298,236
Meggitt PLC	96,600	601,729
Michael Page International PLC	73,800	429,217
Next PLC	11,900	684,801
Old Mutual PLC	186,112	516,582
Persimmon PLC	50,300	645,314
Prudential PLC	54,363	746,600
Reckitt Benckiser Group PLC	16,200	980,353
Redrow PLC (a)	204,400	520,504
Rightmove PLC	5,500	142,986
Rolls-Royce Group PLC	55,961	771,674
Rolls-Royce Group PLC Class C	4,253,036	6,863
Royal Dutch Shell PLC Class A (United Kingdom)	74,194	2,545,800
SABMiller PLC	21,600	925,279
Serco Group PLC	24,078	220,119
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	24,919	$ 588,518
Taylor Wimpey PLC	1,113,900	1,098,307
Ted Baker PLC	28,400	434,473
Tesco PLC	114,000	588,420
Unilever PLC	39,800	1,484,667
Vodafone Group PLC	576,400	1,565,292
Whitbread PLC	13,612	516,210
TOTAL UNITED KINGDOM		26,818,312
United States of America - 29.6%
Abbott Laboratories	41,000	2,686,320
American International Group, Inc. (a)	92,000	3,213,560
American Tower Corp.	76,000	5,722,040
Amgen, Inc.	65,000	5,625,425
Apple, Inc.	8,500	5,058,350
Beam, Inc.	16,100	894,516
Berkshire Hathaway, Inc. Class B (a)	30,000	2,590,500
Cabela's, Inc. Class A (a)	76,000	3,405,560
Cabot Oil & Gas Corp.	84,000	3,946,320
Capital One Financial Corp.	50,000	3,008,500
Citigroup, Inc.	95,000	3,552,050
Clean Harbors, Inc. (a)	4,000	233,400
Comcast Corp. Class A	119,000	4,463,690
Constellation Brands, Inc. Class A (sub. vtg.) (a)	16,000	565,440
Crown Castle International Corp. (a)	14,000	934,500
Discover Financial Services	57,400	2,353,400
Discovery Communications, Inc. (a)	71,000	4,190,420
DISH Network Corp. Class A	15,000	534,450
Eastman Chemical Co.	3,000	177,720
eBay, Inc. (a)	92,000	4,442,680
Estee Lauder Companies, Inc. Class A	30,300	1,867,086
Facebook, Inc. Class A	21,000	443,415
Foot Locker, Inc.	21,000	703,500
Freeport-McMoRan Copper & Gold, Inc.	37,000	1,438,560
G-III Apparel Group Ltd. (a)	17,000	628,320
General Electric Co.	236,600	4,982,796
Georgia Gulf Corp.	11,200	396,368
Gilead Sciences, Inc. (a)	81,300	5,460,108
GNC Holdings, Inc.	32,000	1,237,440
Home Depot, Inc.	39,000	2,393,820
International Paper Co.	28,000	1,003,240
J.B. Hunt Transport Services, Inc.	48,300	2,835,210
Common Stocks - continued
	Shares	Value
United States of America - continued
James River Coal Co. (a)(e)	101,000	$ 506,010
Johnson & Johnson	38,000	2,691,160
lululemon athletica, Inc. (a)	600	41,406
Lumber Liquidators Holdings, Inc. (a)	6,000	334,920
M&T Bank Corp.	26,000	2,706,600
Marathon Petroleum Corp.	20,000	1,098,600
MasterCard, Inc. Class A	18,500	8,527,205
McGraw-Hill Companies, Inc.	5,300	292,984
Medivation, Inc. (a)	13,000	664,560
Merck & Co., Inc.	43,000	1,962,090
Noble Energy, Inc.	26,100	2,479,761
Ocwen Financial Corp. (a)	24,000	925,680
Onyx Pharmaceuticals, Inc. (a)	28,000	2,194,080
Palo Alto Networks, Inc.	1,600	87,968
Peabody Energy Corp.	62,000	1,729,800
Pfizer, Inc.	103,000	2,561,610
Phillips 66	101,000	4,763,160
Pioneer Natural Resources Co.	52,100	5,504,365
Prestige Brands Holdings, Inc. (a)	83,000	1,443,370
PulteGroup, Inc. (a)	109,000	1,890,060
PVH Corp.	14,000	1,539,860
Ralph Lauren Corp.	3,000	461,070
Realogy Holdings Corp.	24,800	881,392
salesforce.com, Inc. (a)	25,100	3,664,098
SBA Communications Corp. Class A (a)	16,000	1,066,080
Sempra Energy	21,700	1,513,575
Sirius XM Radio, Inc. (a)	118,000	330,400
The Cooper Companies, Inc.	8,000	767,840
The Travelers Companies, Inc.	20,000	1,418,800
Theravance, Inc. (a)	6,800	153,068
TJX Companies, Inc.	63,200	2,631,016
Toll Brothers, Inc. (a)	34,000	1,122,340
Under Armour, Inc. Class A (sub. vtg.) (a)	20,200	1,055,652
Union Pacific Corp.	34,800	4,281,444
United Rentals, Inc. (a)	22,000	894,520
Urban Outfitters, Inc. (a)	18,000	643,680
USG Corp. (a)	19,000	507,490
Visa, Inc. Class A	13,700	1,901,012
Wal-Mart Stores, Inc.	63,000	4,726,260
Wells Fargo & Co.	64,000	2,156,160
Whirlpool Corp.	4,000	390,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Workday, Inc.	7,800	$ 378,300
Yum! Brands, Inc.	4,100	287,451
TOTAL UNITED STATES OF AMERICA		156,166,321
TOTAL COMMON STOCKS (Cost $247,796,937)		279,766,882
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	6,600	438,166
ProSiebenSat.1 Media AG	11,800	328,833
Volkswagen AG	3,000	620,597
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $881,288)		1,387,596
Nonconvertible Bonds - 12.1%
		Principal Amount (d)
Australia - 0.2%
Rio Tinto Finance Ltd. (United States) 9% 5/1/19		$ 250,000	343,244
Westpac Banking Corp. 4.875% 11/19/19		600,000	692,977
TOTAL AUSTRALIA			1,036,221
Bailiwick of Jersey - 0.1%
Gatwick Funding Ltd. 5.75% 1/23/37	GBP	350,000	627,298
Belgium - 0.2%
Anheuser-Busch InBev SA NV 2.875% 9/25/24	EUR	850,000	1,130,361
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	441,220
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	262,761
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	191,820	307,824
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg S.)	EUR	175,000	265,387
6.875% 3/14/26	GBP	150,000	301,973
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 197,130
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	215,659
TOTAL CAYMAN ISLANDS			1,287,973
France - 0.8%
Arkema SA 3.85% 4/30/20	EUR	300,000	416,565
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	622,421
BNP Paribas 2.375% 9/14/17		400,000	402,766
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	524,773
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	340,591
Credit Logement SA 1.402% (g)(h)	EUR	250,000	169,820
EDF SA 4.625% 9/11/24	EUR	150,000	224,268
Eutelsat SA 5% 1/14/19	EUR	300,000	451,867
Iliad SA 4.875% 6/1/16	EUR	500,000	693,833
Societe Generale SCF 4% 7/7/16	EUR	450,000	647,201
TOTAL FRANCE			4,494,105
Germany - 0.3%
FMS Wertmanagement AoeR 1% 7/18/17 (Reg. S)	EUR	1,100,000	1,430,886
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	429,718
Ireland - 0.1%
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	787,803
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	315,511
Italy - 0.5%
Edison SpA 3.875% 11/10/17 (Reg. S)	EUR	800,000	1,108,084
Intesa Sanpaolo SpA:
4.875% 7/10/15	EUR	300,000	402,154
6.375% 11/12/17 (h)	GBP	150,000	232,356
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	390,033
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	272,870
TOTAL ITALY			2,405,497
Japan - 0.2%
ORIX Corp. 5% 1/12/16		450,000	485,019
Sumitomo Mitsui Banking Corp. 4.85% 3/1/22 (Reg. S)		500,000	559,398
TOTAL JAPAN			1,044,417
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Korea (South) - 0.4%
Export-Import Bank of Korea:
5% 4/11/22		$ 200,000	$ 235,180
5.875% 1/14/15		500,000	548,858
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,339
Korea Resources Corp. 4.125% 5/19/15		610,000	644,341
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	482,022
5% 9/30/14 (Reg. S)		200,000	213,724
TOTAL KOREA (SOUTH)			2,327,464
Luxembourg - 0.5%
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	207,799
Gazprom International SA 7.201% 2/1/20		143,947	161,221
Glencore Finance (Europe) SA:
4.125% 4/3/18	EUR	400,000	553,249
5.25% 3/22/17	EUR	250,000	360,087
7.125% 4/23/15	EUR	150,000	219,861
SB Capital SA 5.125% 10/29/22 (Reg. S)		600,000	598,500
Tyco Electronics Group SA 3.5% 2/3/22		300,000	312,071
TOTAL LUXEMBOURG			2,412,788
Mexico - 0.2%
America Movil SAB de CV:
3% 7/12/21	EUR	275,000	366,304
5% 3/30/20		400,000	470,204
TOTAL MEXICO			836,508
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		1,000,000	1,036,278
Netherlands - 0.8%
Alliander NV 2.875% 6/14/24	EUR	250,000	333,076
EDP Finance BV 5.75% 9/21/17	EUR	250,000	331,328
Heineken NV:
1.4% 10/1/17 (f)		550,000	552,239
2.75% 4/1/23 (f)		200,000	201,844
HIT Finance BV 5.75% 3/9/18	EUR	400,000	559,004
ING Verzekeringen NV 2.088% 6/21/21 (h)	EUR	850,000	1,069,006
Linde Finance BV 3.875% 6/1/21	EUR	500,000	743,919
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	413,825
TOTAL NETHERLANDS			4,204,241
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.2%
Eksportfinans ASA 2% 9/15/15		$ 850,000	$ 807,500
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	424,015
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	284,676
TOTAL SINGAPORE			708,691
Spain - 0.3%
BBVA US Senior SAU 4.664% 10/9/15		500,000	504,902
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	145,817
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	155,162
Telefonica Emisiones SAU:
4.71% 1/20/20	EUR	200,000	263,050
5.811% 9/5/17	EUR	300,000	427,526
TOTAL SPAIN			1,496,457
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	256,194
United Kingdom - 2.3%
Abbey National Treasury Services PLC:
3.625% 9/8/16	EUR	400,000	566,366
5.25% 2/16/29	GBP	550,000	1,066,002
Barclays Bank PLC:
4.25% 1/12/22	GBP	550,000	995,785
6.75% 1/16/23 (h)	GBP	300,000	504,508
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	216,763
8.125% 11/15/13		200,000	214,200
Centrica PLC:
4.25% 9/12/44	GBP	250,000	393,535
4.375% 3/13/29	GBP	350,000	609,995
Direct Line Insurance Grup PLC 9.25% 4/27/42 (h)	GBP	100,000	177,513
Eastern Power Networks PLC 4.75% 9/30/21 (Reg. S)	GBP	100,000	179,880
EDF Energy Networks EPN PLC 6.25% 11/12/36	GBP	160,000	322,083
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	188,957
Experian Finance PLC:
2.375% 6/15/17 (f)		425,000	435,100
4.75% 11/23/18	GBP	300,000	543,644
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	608,960
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	672,312
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	216,686
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	$ 187,618
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	182,209
7.125% 12/1/37 (f)		200,000	222,408
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	456,989
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	428,936
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	500,000	957,919
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	625,586
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,429
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	281,395
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	284,818
William Hill PLC 7.125% 11/11/16	GBP	150,000	265,058
TOTAL UNITED KINGDOM			11,957,654
United States of America - 4.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	500,920
9.25% 8/6/19		204,000	287,692
American International Group, Inc. 6.765% 11/15/17	GBP	200,000	377,211
American Tower Corp. 4.7% 3/15/22		450,000	496,626
Aristotle Holding, Inc.:
2.1% 2/12/15 (f)		480,000	490,911
3.9% 2/15/22 (f)		1,110,000	1,212,156
AT&T, Inc.:
4.875% 6/1/44	GBP	200,000	347,936
5.55% 8/15/41		300,000	380,735
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		500,000	531,875
Citigroup, Inc.:
4.25% 2/25/30	EUR	600,000	662,009
4.5% 1/14/22		150,000	165,441
Comcast Corp. 6.55% 7/1/39		350,000	469,958
Credit Suisse New York Branch 5% 5/15/13		400,000	409,607
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.375% 9/14/29	GBP	400,000	648,611
5.15% 3/15/42		550,000	573,713
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	290,593
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	282,625
General Electric Co.:
4.125% 10/9/42		200,000	208,916
5.25% 12/6/17		550,000	651,399
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	323,592
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
John Deere Capital Corp. 2.8% 1/27/23		$ 600,000	$ 622,849
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	400,000	524,958
Marathon Oil Corp. 2.8% 11/1/22		350,000	352,446
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	565,978
NBCUniversal Media LLC 4.375% 4/1/21		500,000	571,971
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	132,997
2.875% 5/30/24	EUR	150,000	199,739
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	135,520
PPL Energy Supply LLC 6.5% 5/1/18		160,000	189,712
Procter & Gamble Co.:
1.45% 8/15/16		350,000	358,791
2% 8/16/22 (Reg. S)	EUR	250,000	320,623
Qwest Corp. 6.75% 12/1/21		650,000	776,766
Reynolds American, Inc. 1.05% 10/30/15		200,000	200,570
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	188,525
SABMiller Holdings, Inc.:
2.45% 1/15/17 (f)		400,000	419,150
3.75% 1/15/22 (f)		200,000	219,761
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	313,857
The Coca-Cola Co. 3.3% 9/1/21		350,000	389,681
The Dow Chemical Co. 4.125% 11/15/21		950,000	1,037,481
Time Warner Cable, Inc.:
4.125% 2/15/21		500,000	557,311
5.5% 9/1/41		400,000	465,502
Tyco Flow Control International Finance SA 1.875% 9/15/17 (f)		150,000	150,404
U.S. Bancorp 3% 3/15/22		500,000	529,603
UBS AG 7.625% 8/17/22		700,000	754,255
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	154,011
Ventas Realty LP 4.25% 3/1/22		225,000	241,311
Verizon Communications, Inc. 4.75% 11/1/41		250,000	288,997
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	673,621
Wells Fargo & Co.:
2.625% 8/16/22	EUR	550,000	722,954
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wells Fargo & Co.: - continued
3.676% 6/15/16		$ 450,000	$ 488,363
Xerox Corp. 2.95% 3/15/17		150,000	154,500
TOTAL UNITED STATES OF AMERICA			22,280,983
TOTAL NONCONVERTIBLE BONDS (Cost $59,303,621)			64,018,529
Government Obligations - 25.1%

Canada - 1.4%
Canadian Government 3.25% 6/1/21	CAD	6,450,000	7,265,977
Germany - 3.0%
German Federal Republic:
0% 6/13/14	EUR	2,250,000	2,915,404
0.5% 4/7/17	EUR	150,000	195,389
1.75% 10/9/15	EUR	700,000	950,593
1.75% 7/4/22	EUR	600,000	799,185
3.25% 7/4/21	EUR	1,400,000	2,111,099
4% 1/4/18	EUR	700,000	1,066,582
4.75% 7/4/40	EUR	3,000,000	5,856,706
5.5% 1/4/31	EUR	200,000	388,726
5.625% 1/4/28	EUR	910,000	1,737,457
TOTAL GERMANY			16,021,141
Italy - 2.9%
Italian Republic:
Inflation-Indexed Bond:
2.1% 9/15/16	EUR	893,172	1,154,510
2.1% 9/15/21	EUR	1,807,814	2,122,561
4.75% 9/1/21	EUR	9,250,000	12,147,647
TOTAL ITALY			15,424,718
Japan - 13.6%
Japan Government:
0.2% 2/15/13	JPY	689,550,000	8,639,656
1.3% 3/20/15	JPY	740,000,000	9,532,318
1.3% 6/20/20	JPY	1,556,000,000	20,667,032
1.7% 12/20/16	JPY	345,000,000	4,596,607
1.7% 9/20/17	JPY	511,000,000	6,868,351
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 6/20/16	JPY	469,250,000	$ 6,254,080
1.9% 3/20/29	JPY	966,500,000	12,884,899
2% 9/20/40	JPY	181,000,000	2,309,554
TOTAL JAPAN			71,752,497
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,704,204
New Zealand - 0.4%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	2,280,000	1,928,207
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,811,326
United States of America - 3.1%
U.S. Treasury Bonds 3.125% 11/15/41		2,850,000	3,013,875
U.S. Treasury Notes:
0.625% 9/30/17		3,750,000	3,735,060
0.875% 4/30/17		3,000,000	3,030,234
1% 3/31/17		1,100,000	1,117,532
1.625% 8/15/22		1,525,000	1,514,993
2% 2/15/22		3,925,000	4,060,228
TOTAL UNITED STATES OF AMERICA			16,471,922
TOTAL GOVERNMENT OBLIGATIONS (Cost $121,133,646)			132,379,992
Asset-Backed Securities - 0.1%

Clock Finance BV Series 2007-1 Class B2, 0.515% 2/25/15 (h)	EUR	100,000	128,484
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	240,967	449,441
TOTAL ASSET-BACKED SECURITIES (Cost $529,353)			577,925
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (d)	Value
Private Sponsor - 0.4%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.8345% 5/17/60 (h)		$ 300,000	$ 302,800
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2078% 10/18/54 (h)	GBP	269,527	441,598
Granite Master Issuer PLC Series 2005-1 Class A5, 0.29% 12/20/54 (h)	EUR	187,319	238,788
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.7403% 10/15/54 (h)		345,742	349,316
Storm BV:
Series 2010-1 Class A2, 1.233% 3/22/52 (h)	EUR	500,000	654,573
Series 2011-4 Class A1, 1.658% 10/22/53 (h)	EUR	170,986	221,239
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,223,675)			2,208,314
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.569% 8/18/17 (h)	EUR	147,981	178,506
Ireland - 0.0%
German Residential Asset Note Distributor PLC Series 1 Class A, 0.445% 7/20/16 (h)	EUR	148,764	189,273
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0034% 4/19/21 (h)	GBP	150,000	216,646
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (h)	GBP	95,149	151,782
TOTAL UNITED KINGDOM			368,428
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $736,901)			736,207
Fixed-Income Funds - 4.6%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	1,240,506	13,720,001
Fidelity High Income Central Fund 1 (i)	102,530	10,417,086
TOTAL FIXED-INCOME FUNDS (Cost $22,218,989)		24,137,087
Preferred Securities - 0.1%
	Principal Amount (d)	Value
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h) (Cost $368,999)	$ 350,000	$ 325,210
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	22,686,168	22,686,168
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,127,834	1,127,834
TOTAL MONEY MARKET FUNDS (Cost $23,814,002)		23,814,002
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $479,007,411)		529,351,744
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,036,796)
NET ASSETS - 100%		$ 527,314,948
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,820,180 or 0.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,737
Fidelity Emerging Markets Debt Central Fund	1,233,994
Fidelity High Income Central Fund 1	767,275
Fidelity Securities Lending Cash Central Fund	59,148
Total	$ 2,089,154
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 26,242,783	$ 2,336,136	$ 16,506,717	$ 13,720,001	12.1%
Fidelity Emerging Markets Equity Central Fund	12,104,910	-	11,787,976	-	0.0%
Fidelity High Income Central Fund 1	6,226,123	9,770,359	6,203,930	10,417,086	1.9%
Total	$ 44,573,816	$ 12,106,495	$ 34,498,623	$ 24,137,087
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 45,365,726	$ 44,815,569	$ 550,157	$ -
Consumer Staples	24,949,167	19,651,675	5,297,492	-
Energy	30,541,630	26,879,800	3,661,830	-
Financials	58,230,464	50,153,594	8,076,870	-
Health Care	36,482,748	31,725,202	4,757,546	-
Industrials	29,594,027	29,135,684	458,343	-
Information Technology	31,507,942	29,629,028	1,878,914	-
Materials	15,498,480	11,847,007	3,651,473	-
Telecommunication Services	7,142,604	4,851,695	2,290,909	-
Utilities	1,841,690	1,841,690	-	-
Corporate Bonds	64,018,529	-	64,018,529	-
Government Obligations	132,379,992	-	132,379,992	-
Asset-Backed Securities	577,925	-	577,925	-
Collateralized Mortgage Obligations	2,208,314	-	2,208,314	-
Commercial Mortgage Securities	736,207	-	736,207	-
Fixed-Income Funds	24,137,087	24,137,087	-	-
Preferred Securities	325,210	-	325,210	-
Money Market Funds	23,814,002	23,814,002	-	-
Total Investments in Securities:	$ 529,351,744	$ 298,482,033	$ 230,869,711	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 25,118,006
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.1%
AAA,AA,A	24.7%
BBB	10.1%
BB	1.6%
B	1.6%
CCC,CC,C	0.5%
Not Rated	0.6%
Equities	53.4%
Short-Term Investments and Net Other Assets	4.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $1,072,106) - See accompanying schedule: Unaffiliated issuers (cost $432,974,420)	$ 481,400,655
Fidelity Central Funds (cost $46,032,991)	47,951,089
Total Investments (cost $479,007,411)		$ 529,351,744
Foreign currency held at value (cost $1,119,851)		1,120,015
Receivable for investments sold		5,271,189
Receivable for fund shares sold		541,054
Dividends receivable		434,213
Interest receivable		1,690,481
Distributions receivable from Fidelity Central Funds		11,415
Other receivables		15,543
Total assets		538,435,654

Liabilities
Payable to custodian bank	$ 490,639
Payable for investments purchased	5,562,629
Payable for fund shares redeemed	3,386,409
Accrued management fee	314,053
Distribution and service plan fees payable	24,905
Other affiliated payables	114,470
Other payables and accrued expenses	99,767
Collateral on securities loaned, at value	1,127,834
Total liabilities		11,120,706

Net Assets		$ 527,314,948
Net Assets consist of:
Paid in capital		$ 466,499,666
Undistributed net investment income		5,608,248
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,857,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,349,412
Net Assets		$ 527,314,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,714,448 ÷ 1,139,222 shares)	$ 23.45

Maximum offering price per share (100/94.25 of $23.45)	$ 24.88
Class T: Net Asset Value and redemption price per share ($13,654,336 ÷ 585,427 shares)	$ 23.32

Maximum offering price per share (100/96.50 of $23.32)	$ 24.17
Class B: Net Asset Value and offering price per share ($2,425,691 ÷ 104,486 shares)A	$ 23.22

Class C: Net Asset Value and offering price per share ($13,796,760 ÷ 597,601 shares)A	$ 23.09

Global Balanced: Net Asset Value, offering price and redemption price per share ($468,757,583 ÷ 19,846,479 shares)	$ 23.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,966,130 ÷ 83,393 shares)	$ 23.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 5,780,967
Interest		5,613,699
Income from Fidelity Central Funds		2,089,154
Income before foreign taxes withheld		13,483,820
Less foreign taxes withheld		(281,948)
Total income		13,201,872

Expenses
Management fee	$ 3,727,969
Transfer agent fees	1,121,914
Distribution and service plan fees	271,671
Accounting and security lending fees	270,440
Custodian fees and expenses	169,561
Independent trustees' compensation	1,951
Registration fees	95,421
Audit	81,338
Legal	3,267
Miscellaneous	5,591
Total expenses before reductions	5,749,123
Expense reductions	(48,927)	5,700,196
Net investment income (loss)		7,501,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,854,540
Fidelity Central Funds	3,916,800
Foreign currency transactions	(245,225)
Capital gain distributions from Fidelity Central Funds	101,156
Total net realized gain (loss)		24,627,271
Change in net unrealized appreciation (depreciation) on: Investment securities	7,753,988
Assets and liabilities in foreign currencies	121,005
Total change in net unrealized appreciation (depreciation)		7,874,993
Net gain (loss)		32,502,264
Net increase (decrease) in net assets resulting from operations		$ 40,003,940

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,501,676	$ 7,224,068
Net realized gain (loss)	24,627,271	39,788,338
Change in net unrealized appreciation (depreciation)	7,874,993	(35,693,976)
Net increase (decrease) in net assets resulting from operations	40,003,940	11,318,430
Distributions to shareholders from net investment income	(5,592,973)	(5,506,342)
Distributions to shareholders from net realized gain	(2,173,830)	(2,817,435)
Total distributions	(7,766,803)	(8,323,777)
Share transactions - net increase (decrease)	(70,009,704)	(4,897,733)
Redemption fees	8,000	19,178
Total increase (decrease) in net assets	(37,764,567)	(1,883,902)

Net Assets
Beginning of period	565,079,515	566,963,417
End of period (including undistributed net investment income of $5,608,248 and undistributed net investment income of $5,026,105, respectively)	$ 527,314,948	$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 22.05	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.27	.22	.17	.12
Net realized and unrealized gain (loss)	1.41	.22	2.43	4.39
Total from investment operations	1.68	.44	2.60	4.51
Distributions from net investment income	(.19)	(.17)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.28)	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	7.74%	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33%	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.33%	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.32%	1.35%	1.41%	1.46% A
Net investment income (loss)	1.18%	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,714	$ 20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.21	.17	.13	.11
Net realized and unrealized gain (loss)	1.41	.22	2.42	4.37
Total from investment operations	1.62	.39	2.55	4.48
Distributions from net investment income	(.17)	(.13)	(.23)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.26)	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	7.46%	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58%	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.57%	1.58%	1.60%	1.68% A
Net investment income (loss)	.94%	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,654	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.04	.02	.05
Net realized and unrealized gain (loss)	1.41	.23	2.41	4.35
Total from investment operations	1.50	.27	2.43	4.40
Distributions from net investment income	-	(.04)	(.16)	-
Distributions from net realized gain	(.08)	(.11)	(.08)	-
Total distributions	(.08)	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	6.92%	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12%	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.12%	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.11%	2.13%	2.16%	2.20% A
Net investment income (loss)	.39%	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,426	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.73	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.09	.05	.03	.05
Net realized and unrealized gain (loss)	1.41	.22	2.40	4.36
Total from investment operations	1.50	.27	2.43	4.41
Distributions from net investment income	(.05)	(.08)	(.20)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.14)	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	6.94%	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.12%	2.11%	2.10%	2.19% A
Net investment income (loss)	.39%	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,797	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Income from Investment Operations
Net investment income (loss) B	.33	.29	.24	.28	.40
Net realized and unrealized gain (loss)	1.44	.22	2.43	2.95	(6.70)
Total from investment operations	1.77	.51	2.67	3.23	(6.30)
Distributions from net investment income	(.24)	(.21)	(.23)	(.38)	(.33)
Distributions from net realized gain	(.09)	(.11)	(.08)	(.17)	(1.83)
Total distributions	(.33)	(.32)	(.30) G	(.55)	(2.16)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 23.62	$ 22.18	$ 21.99	$ 19.62	$ 16.94
Total Return A	8.11%	2.34%	13.76%	19.86%	(26.96)%
Ratios to Average Net Assets C,E
Expenses before reductions	1.03%	1.05%	1.11%	1.24%	1.13%
Expenses net of fee waivers, if any	1.03%	1.05%	1.10%	1.23%	1.13%
Expenses net of all reductions	1.02%	1.04%	1.08%	1.21%	1.11%
Net investment income (loss)	1.48%	1.29%	1.16%	1.61%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 468,758	$ 520,753	$ 542,319	$ 419,747	$ 345,279
Portfolio turnover rate D	157%	197%	178%	252%	264%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.16	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.33	.28	.23	.21
Net realized and unrealized gain (loss)	1.43	.21	2.44	4.35
Total from investment operations	1.76	.49	2.67	4.56
Distributions from net investment income	(.25)	(.21)	(.25)	-
Distributions from net realized gain	(.09)	(.11)	(.08)	-
Total distributions	(.34)	(.32)	(.32) J	-
Redemption fees added to paid in capital D,I	-	-	-	-
Net asset value, end of period	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	8.10%	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04%	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.04%	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.03%	1.10%	1.12%	1.10% A
Net investment income (loss)	1.48%	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,966	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	157%	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as

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3. Significant Accounting Policies - continued

Security Valuation - continued

broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 55,053,556
Gross unrealized depreciation	(6,127,675)
Net unrealized appreciation (depreciation) on securities and other investments	$ 48,925,881

Tax Cost	$ 480,425,863

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,315,356
Undistributed long-term capital gain	$ 6,569,121
Net unrealized appreciation (depreciation)	$ 48,930,960

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 7,766,803	$ 8,323,777

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $733,566,608 and $800,794,130, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 59,018	$ 1,798
Class T	.25%	.25%	63,810	985
Class B	.75%	.25%	24,086	18,141
Class C	.75%	.25%	124,757	52,394
			$ 271,671	$ 73,318

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5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,670
Class T	5,491
Class B*	4,810
Class C*	5,660
$ 41,631

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 60,667.26
Class T	31,841.25
Class B	7,124.30
Class C	37,596.30
Global Balanced	980,570.21
Institutional Class	4,116.21
	$ 1,121,914

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,596 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,459 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $59,148, including $1,170 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $48,927 for the period.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ 183,672	$ 89,410
Class T	86,456	36,393
Class B	-	4,186
Class C	22,825	23,671
Global Balanced	5,284,338	5,347,640
Institutional Class	15,682	5,042
Total	$ 5,592,973	$ 5,506,342
From net realized gain
Class A	$ 85,585	$ 57,286
Class T	46,353	29,060
Class B	8,719	10,926
Class C	43,221	31,269
Global Balanced	1,984,414	2,686,373
Institutional Class	5,538	2,521
Total	$ 2,173,830	$ 2,817,435

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	429,393	589,852	$ 9,630,018	$ 13,317,896
Reinvestment of distributions	11,691	6,226	250,430	136,028
Shares redeemed	(246,721)	(158,326)	(5,509,325)	(3,520,934)
Net increase (decrease)	194,363	437,752	$ 4,371,123	$ 9,932,990
Class T
Shares sold	257,238	308,037	$ 5,661,128	$ 6,909,923
Reinvestment of distributions	5,007	2,547	106,901	55,546
Shares redeemed	(148,499)	(83,961)	(3,309,966)	(1,863,419)
Net increase (decrease)	113,746	226,623	$ 2,458,063	$ 5,102,050
Class B
Shares sold	12,958	27,998	$ 280,676	$ 631,778
Reinvestment of distributions	361	605	7,708	13,164
Shares redeemed	(18,563)	(20,319)	(409,711)	(455,688)
Net increase (decrease)	(5,244)	8,284	$ (121,327)	$ 189,254

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Notes to Financial Statements - continued

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class C
Shares sold	282,746	303,365	$ 6,184,980	$ 6,744,114
Reinvestment of distributions	2,666	2,288	56,618	49,623
Shares redeemed	(129,408)	(116,357)	(2,874,652)	(2,583,426)
Net increase (decrease)	156,004	189,296	$ 3,366,946	$ 4,210,311
Global Balanced
Shares sold	3,839,579	7,688,422	$ 85,808,068	$ 173,946,427
Reinvestment of distributions	320,351	348,628	6,893,955	7,645,415
Shares redeemed	(7,786,873)	(9,221,582)	(173,430,973)	(206,542,789)
Net increase (decrease)	(3,626,943)	(1,184,532)	$ (80,728,950)	$ (24,950,947)
Institutional Class
Shares sold	104,670	48,248	$ 2,281,441	$ 1,092,344
Reinvestment of distributions	864	176	18,558	3,866
Shares redeemed	(73,978)	(21,184)	(1,655,558)	(477,601)
Net increase (decrease)	31,556	27,240	$ 644,441	$ 618,609

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/17/12	12/14/12	$0.301	$0.290

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012 $7,098,547, or, if subsequently determined to be different, the net capital gain of such year.

A total of 1.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class, designates 13% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 63% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/12/2011	$0.316	$0.0134

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 33% means that 67% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board also considered that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGBLI-UANN-1212
1.883455.103

Item 2. Code of Ethics

As of the end of the period, October 31, 2012, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$68,000	$-	$5,500	$1,700

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$68,000	$-	$5,300	$2,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2012A	October 31, 2011A
Audit-Related Fees	$3,640,000	$3,835,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2012 A	October 31, 2011 A
PwC	$4,175,000	$5,840,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012